Schedule of Investments(a)
November 30, 2025
(Unaudited)

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–88.58%
Advertising–0.15%
Clear Channel Outdoor Holdings, Inc.,
7.13%, 02/15/2031(b)	$45,000	$46,873
7.50%, 03/15/2033(b)	45,000	47,407
Interpublic Group of Cos., Inc. (The), 4.75%, 03/30/2030	87,000	87,864
Lamar Media Corp., 5.38%, 11/01/2033(b)	94,000	94,220
		276,364
Aerospace & Defense–1.54%
BAE Systems PLC (United Kingdom),
5.13%, 03/26/2029(b)	200,000	206,462
5.50%, 03/26/2054(b)	580,000	593,664
Boeing Co. (The),
6.30%, 05/01/2029	16,000	17,021
6.53%, 05/01/2034	35,000	38,936
5.81%, 05/01/2050	120,000	119,614
5.93%, 05/01/2060	161,000	160,028
General Dynamics Corp., 4.95%, 08/15/2035	41,000	42,146
Hexcel Corp., 5.88%, 02/26/2035	14,000	14,809
Howmet Aerospace, Inc., 4.85%, 10/15/2031	10,000	10,311
Huntington Ingalls Industries, Inc.,
5.35%, 01/15/2030	16,000	16,589
5.75%, 01/15/2035	63,000	66,847
L3Harris Technologies, Inc.,
5.40%, 07/31/2033	23,000	24,180
5.60%, 07/31/2053	31,000	31,333
Lockheed Martin Corp.,
4.40%, 08/15/2030	79,000	80,121
4.75%, 02/15/2034	59,000	60,030
4.80%, 08/15/2034	5,000	5,106
5.00%, 08/15/2035	143,000	146,933
4.15%, 06/15/2053	401,000	328,473
4.30%, 06/15/2062	31,000	25,259
5.90%, 11/15/2063	47,000	49,823
Northrop Grumman Corp., 4.95%, 03/15/2053	26,000	23,922
RTX Corp.,
5.75%, 01/15/2029	37,000	38,854
6.00%, 03/15/2031	18,000	19,468
5.15%, 02/27/2033	96,000	100,192
6.10%, 03/15/2034	75,000	82,790
6.40%, 03/15/2054	61,000	68,385
Textron, Inc., 4.95%, 03/15/2036	150,000	150,152
TransDigm, Inc.,
6.75%, 08/15/2028(b)	109,000	111,365
6.38%, 03/01/2029(b)	48,000	49,498
6.88%, 12/15/2030(b)	90,000	93,894
7.13%, 12/01/2031(b)	44,000	46,184
6.00%, 01/15/2033(b)	89,000	91,077
6.38%, 05/31/2033(b)	10,000	10,275
6.25%, 01/31/2034(b)	2,000	2,075
		2,925,816
Principal Amount		Value
Agricultural & Farm Machinery–0.70%
AGCO Corp.,
5.45%, 03/21/2027	$11,000	$11,143
5.80%, 03/21/2034	57,000	59,672
CNH Industrial Capital LLC, 4.75%, 03/21/2028	32,000	32,431
Deere Funding Canada Corp., 4.15%, 10/09/2030	345,000	345,477
Imperial Brands Finance PLC (United Kingdom),
4.50%, 06/30/2028(b)	205,000	206,978
5.63%, 07/01/2035(b)	200,000	206,254
6.38%, 07/01/2055(b)	240,000	249,018
John Deere Capital Corp.,
4.38%, 10/15/2030	108,000	109,484
5.10%, 04/11/2034	98,000	102,192
		1,322,649
Agricultural Products & Services–0.24%
Archer-Daniels-Midland Co., 2.70%, 09/15/2051	226,000	141,650
Cargill, Inc.,
4.13%, 10/23/2030(b)	118,000	117,890
4.75%, 04/24/2033(b)	31,000	31,519
5.38%, 10/23/2055(b)	168,519	165,705
		456,764
Air Freight & Logistics–0.23%
GXO Logistics, Inc.,
6.25%, 05/06/2029	38,000	39,925
6.50%, 05/06/2034	70,000	75,382
United Parcel Service, Inc.,
4.65%, 10/15/2030	56,000	57,510
5.15%, 05/22/2034	62,000	64,901
5.25%, 05/14/2035	74,000	77,417
5.50%, 05/22/2054	131,000	130,319
		445,454
Alternative Carriers–0.01%
Lumen Technologies, Inc., 10.00%, 10/15/2032(b)	18,000	18,155
Apparel Retail–0.04%
Saks Global Enterprises LLC, 11.00%, 12/15/2029(b)	53,640	19,123
William Carter Co. (The), 7.38%, 02/15/2031(b)	48,000	49,018
		68,141
Apparel, Accessories & Luxury Goods–0.05%
Gildan Activewear, Inc. (Canada),
4.70%, 10/07/2030(b)	40,000	39,912
5.40%, 10/07/2035(b)	51,000	51,005
		90,917
Application Software–0.32%
Autodesk, Inc., 5.30%, 06/15/2035	53,000	54,804
Cadence Design Systems, Inc., 4.70%, 09/10/2034	31,000	31,203
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Application Software–(continued)
Cloud Software Group, Inc.,
9.00%, 09/30/2029(b)	$54,000	$55,758
8.25%, 06/30/2032(b)	83,000	87,582
Fair Isaac Corp., 6.00%, 05/15/2033(b)	2,000	2,061
Intuit, Inc., 5.20%, 09/15/2033	100,000	105,058
Roper Technologies, Inc.,
4.45%, 09/15/2030	38,000	38,240
5.10%, 09/15/2035	111,000	112,708
SS&C Technologies, Inc.,
5.50%, 09/30/2027(b)	94,000	94,072
6.50%, 06/01/2032(b)	2,000	2,084
Synopsys, Inc., 5.70%, 04/01/2055	33,000	33,109
		616,679
Asset Management & Custody Banks–0.87%
Affiliated Managers Group, Inc., 5.50%, 08/20/2034	187,000	192,324
Ameriprise Financial, Inc.,
4.50%, 05/13/2032	15,000	15,151
5.15%, 05/15/2033	110,000	114,704
5.20%, 04/15/2035	191,000	196,176
Bank of New York Mellon Corp. (The),
4.89%, 07/21/2028(c)	3,000	3,049
5.06%, 07/22/2032(c)	61,000	63,420
5.83%, 10/25/2033(c)	36,000	38,994
5.32%, 06/06/2036(c)	59,000	61,590
Series J, 4.97%, 04/26/2034(c)	37,000	37,999
BlackRock, Inc., 4.75%, 05/25/2033	105,000	108,051
Brookfield Asset Management Ltd. (Canada),
5.80%, 04/24/2035	162,000	170,133
6.08%, 09/15/2055	82,000	84,615
Carlyle Group, Inc. (The), 5.05%, 09/19/2035	144,000	141,993
Carlyle Holdings II Finance LLC, 5.63%, 03/30/2043(b)	11,000	10,946
Citadel L.P.,
6.00%, 01/23/2030(b)	14,000	14,583
6.38%, 01/23/2032(b)	20,000	21,124
Golub Capital Private Credit Fund, 5.45%, 08/15/2028(b)	50,000	50,328
Northern Trust Corp.,
4.15%, 11/19/2030	70,000	70,280
5.12%, 11/19/2040(c)	141,000	141,813
State Street Corp.,
5.00% (SOFR + 0.95%), 04/24/2028(d)	2,000	2,013
4.73%, 02/28/2030	4,000	4,104
4.83%, 04/24/2030	3,000	3,095
5.15%, 02/28/2036(c)	8,000	8,254
4.78%, 10/23/2036(c)	90,000	90,337
		1,645,076
Automobile Manufacturers–1.47%
Allison Transmission, Inc.,
3.75%, 01/30/2031(b)	210,000	195,999
5.88%, 12/01/2033(b)	48,000	48,468
Daimler Truck Finance North America LLC (Germany), 5.00%, 10/12/2032(b)	332,000	335,545
Principal Amount		Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
6.95%, 06/10/2026	$335,000	$338,459
7.35%, 11/04/2027	7,000	7,311
5.92%, 03/20/2028	200,000	204,512
7.20%, 06/10/2030	135,000	145,030
Honda Motor Co. Ltd. (Japan),
4.69%, 07/08/2030	133,000	134,784
5.34%, 07/08/2035	225,000	231,480
Hyundai Capital America,
5.50%, 03/30/2026(b)	21,000	21,088
4.88%, 06/23/2027(b)	95,000	96,007
5.00%, 01/07/2028(b)	117,000	118,872
5.60%, 03/30/2028(b)	2,000	2,058
5.35%, 03/19/2029(b)	2,000	2,060
5.30%, 01/08/2030(b)	42,000	43,332
Mercedes-Benz Finance North America LLC (Germany), 5.13%, 08/01/2034(b)	214,000	218,832
Toyota Motor Credit Corp.,
4.55%, 08/09/2029	3,000	3,057
5.35%, 01/09/2035	69,000	72,883
Volkswagen Group of America Finance LLC (Germany),
5.25%, 03/22/2029(b)	255,000	261,404
5.60%, 03/22/2034(b)	300,000	310,484
		2,791,665
Automotive Parts & Equipment–0.47%
American Axle & Manufacturing, Inc.,
6.38%, 10/15/2032(b)	3,000	3,021
7.75%, 10/15/2033(b)	99,000	100,058
BMW US Capital LLC (Germany),
4.50%, 08/11/2030(b)	37,000	37,278
5.20%, 08/11/2035(b)	109,000	110,712
Clarios Global L.P./Clarios US Finance Co.,
6.75%, 02/15/2030(b)	125,000	130,031
6.75%, 09/15/2032(b)	18,000	18,529
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032(b)	88,000	94,330
ERAC USA Finance LLC, 4.90%, 05/01/2033(b)	110,000	112,008
Forvia SE (France), 8.00%, 06/15/2030(b)	68,000	72,528
Magna International, Inc. (Canada), 5.88%, 06/01/2035	22,000	23,414
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	98,000	96,860
Phinia, Inc.,
6.75%, 04/15/2029(b)	40,000	41,330
6.63%, 10/15/2032(b)	52,000	54,034
		894,133
Automotive Retail–0.45%
AutoZone, Inc.,
4.75%, 08/01/2032	31,000	31,392
5.20%, 08/01/2033	59,000	60,938
Carvana Co., 0.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)	89,880	101,159
Group 1 Automotive, Inc.,
4.00%, 08/15/2028(b)	98,000	96,081
6.38%, 01/15/2030(b)	92,000	94,683
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Automotive Retail–(continued)
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	$49,000	$48,285
8.25%, 08/01/2031(b)	88,000	92,919
Lithia Motors, Inc.,
5.50%, 10/01/2030(b)	111,000	111,636
4.38%, 01/15/2031(b)	101,000	97,012
O’Reilly Automotive, Inc., 5.00%, 08/19/2034	114,000	115,594
		849,699
Biotechnology–0.27%
AbbVie, Inc., 5.50%, 03/15/2064	115,000	114,714
Amgen, Inc.,
5.25%, 03/02/2030	14,000	14,553
5.75%, 03/02/2063	249,000	249,695
Gilead Sciences, Inc.,
5.25%, 10/15/2033	84,000	88,737
5.55%, 10/15/2053	38,000	38,703
		506,402
Broadcasting–0.22%
AMC Networks, Inc., 10.50%, 07/15/2032(b)	18,000	19,298
Discovery Communications LLC, 4.13%, 05/15/2029	101,000	98,320
Gray Media, Inc., 9.63%, 07/15/2032(b)	27,000	28,007
Paramount Global,
5.85%, 09/01/2043	49,000	44,107
4.95%, 05/19/2050	49,000	38,184
Univision Communications, Inc.,
8.00%, 08/15/2028(b)	51,000	52,675
9.38%, 08/01/2032(b)	42,000	44,622
Versant Media Group, Inc., 7.25%, 01/30/2031(b)	96,000	98,697
		423,910
Broadline Retail–0.12%
El Puerto de Liverpool S.A.B. de C.V. (Mexico), 6.66%, 01/22/2037(b)	200,000	213,976
Macy’s Retail Holdings LLC,
6.13%, 03/15/2032(b)	7,000	7,041
7.38%, 08/01/2033(b)	3,000	3,160
		224,177
Building Products–0.47%
Amrize Finance US LLC,
4.70%, 04/07/2028(b)	81,000	82,023
4.95%, 04/07/2030(b)	19,000	19,503
Carrier Global Corp., 5.90%, 03/15/2034	18,000	19,455
CRH America Finance, Inc.,
4.40%, 02/09/2031	173,000	173,430
5.00%, 02/09/2036	246,000	248,453
5.60%, 02/09/2056	73,000	73,262
Lennox International, Inc., 5.50%, 09/15/2028	37,000	38,313
Masco Corp., 3.13%, 02/15/2051	213,000	143,316
New Enterprise Stone & Lime Co., Inc., 5.25%, 07/15/2028(b)	94,000	94,155
		891,910
Principal Amount		Value
Cable & Satellite–0.83%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 06/01/2029(b)	$58,000	$57,482
6.38%, 09/01/2029(b)	17,000	17,271
4.75%, 02/01/2032(b)	65,000	59,789
4.50%, 05/01/2032	169,000	152,406
4.50%, 06/01/2033(b)	141,000	124,010
4.25%, 01/15/2034(b)	110,000	93,314
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.,
6.65%, 02/01/2034	132,000	139,756
5.85%, 12/01/2035	111,000	111,306
5.75%, 04/01/2048	90,000	78,929
6.70%, 12/01/2055	101,000	98,514
Comcast Corp.,
5.50%, 11/15/2032	95,000	100,774
6.05%, 05/15/2055	277,000	280,575
Directv Financing LLC, 8.88%, 02/01/2030(b)	24,000	23,769
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 08/15/2027(b)	20,000	20,021
10.00%, 02/15/2031(b)	12,000	11,930
Sinclair Television Group, Inc., 8.13%, 02/15/2033(b)	18,000	18,767
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(b)	200,000	196,533
		1,585,146
Cargo Ground Transportation–0.05%
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
5.75%, 05/24/2026(b)	8,000	8,048
5.35%, 01/12/2027(b)	5,000	5,058
4.40%, 07/01/2027(b)	9,000	9,028
5.70%, 02/01/2028(b)	24,000	24,730
5.55%, 05/01/2028(b)	30,000	30,904
Ryder System, Inc., 4.90%, 12/01/2029	24,000	24,562
		102,330
Casinos & Gaming–0.21%
Melco Resorts Finance Ltd. (Hong Kong), 6.50%, 09/24/2033(b)	116,000	114,941
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	200,000	189,530
Voyager Parent LLC, 9.25%, 07/01/2032(b)	89,000	94,369
		398,840
Commercial & Residential Mortgage Finance–0.54%
Aviation Capital Group LLC,
3.50%, 11/01/2027(b)	8,000	7,870
6.25%, 04/15/2028(b)	5,000	5,202
6.75%, 10/25/2028(b)	43,000	45,688
4.80%, 10/24/2030(b)	214,000	214,483
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030(b)	29,000	29,404
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Commercial & Residential Mortgage Finance–(continued)
Nationstar Mortgage Holdings, Inc.,
6.50%, 08/01/2029(b)	$90,000	$92,310
7.13%, 02/01/2032(b)	87,000	85,875
Nationwide Building Society (United Kingdom), 6.56%, 10/18/2027(b)(c)	242,000	246,778
PennyMac Financial Services, Inc., 4.25%, 02/15/2029(b)	49,000	47,931
Radian Group, Inc., 6.20%, 05/15/2029	32,000	33,535
Rocket Cos., Inc., 6.13%, 08/01/2030(b)	94,000	97,651
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.88%, 10/15/2026(b)	24,000	23,630
Walker & Dunlop, Inc., 6.63%, 04/01/2033(b)	91,000	93,614
		1,023,971
Commodity Chemicals–0.08%
Westlake Corp., 3.13%, 08/15/2051	230,000	142,032
Computer & Electronics Retail–0.18%
Dell International LLC/EMC Corp.,
6.02%, 06/15/2026	8,000	8,049
5.50%, 04/01/2035	275,000	285,460
Leidos, Inc., 5.75%, 03/15/2033	44,000	46,792
		340,301
Construction & Engineering–0.11%
AECOM, 6.00%, 08/01/2033(b)	103,000	105,957
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(b)	100,000	97,472
		203,429
Construction Machinery & Heavy Transportation Equipment– 0.50%
Caterpillar, Inc.,
5.20%, 05/15/2035	76,000	79,598
5.50%, 05/15/2055	21,000	21,572
Cummins, Inc.,
4.70%, 02/15/2031	201,000	206,112
5.30%, 05/09/2035	229,000	239,011
Komatsu Finance America, Inc., 4.20%, 09/18/2030(b)	200,000	199,913
Westinghouse Air Brake Technologies Corp.,
4.90%, 05/29/2030	45,000	46,169
5.50%, 05/29/2035	144,000	150,953
		943,328
Construction Materials–0.05%
JH North America Holdings, Inc.,
5.88%, 01/31/2031(b)	62,000	62,878
6.13%, 07/31/2032(b)	35,000	35,905
		98,783
Consumer Electronics–0.06%
LG Electronics, Inc. (South Korea), 5.63%, 04/24/2029(b)	100,000	104,470
Principal Amount		Value
Consumer Finance–1.09%
American Express Co.,
5.65%, 04/23/2027(c)	$2,000	$2,012
4.73%, 04/25/2029(c)	2,000	2,033
5.31% (SOFR + 1.26%), 04/25/2029(d)	125,000	126,650
5.53%, 04/25/2030(c)	55,000	57,577
5.02%, 04/25/2031(c)	172,000	177,803
5.44%, 01/30/2036(c)	81,000	84,742
5.67%, 04/25/2036(c)	111,000	117,887
4.80%, 10/24/2036(c)	523,000	520,581
Capital One Financial Corp.,
7.15%, 10/29/2027(c)	26,000	26,660
4.49%, 09/11/2031(c)	157,000	156,936
5.20%, 09/11/2036(c)	136,000	135,812
EZCORP, Inc., 7.38%, 04/01/2032(b)	177,000	186,001
FirstCash, Inc., 6.88%, 03/01/2032(b)	144,000	149,910
goeasy Ltd. (Canada), 6.88%, 02/15/2031(b)	2,000	1,889
Navient Corp., 5.00%, 03/15/2027	100,000	99,992
OneMain Finance Corp.,
6.63%, 05/15/2029	57,000	59,053
4.00%, 09/15/2030	26,000	24,425
6.75%, 03/15/2032	45,000	46,048
7.13%, 09/15/2032	63,000	65,326
6.50%, 03/15/2033	5,000	5,028
Synchrony Financial, 5.02%, 07/29/2029(c)	27,000	27,289
		2,073,654
Consumer Staples Merchandise Retail–0.38%
Dollar General Corp.,
5.00%, 11/01/2032	15,000	15,211
5.50%, 11/01/2052	390,000	376,805
Dollar Tree, Inc., 3.38%, 12/01/2051	210,000	144,070
Target Corp., 5.00%, 04/15/2035	122,000	124,324
Walmart, Inc., 4.50%, 09/09/2052	60,000	54,004
		714,414
Copper–0.00%
Freeport-McMoRan, Inc., 4.38%, 08/01/2028	6,000	5,996
Distillers & Vintners–0.05%
Brown-Forman Corp., 4.75%, 04/15/2033	17,000	17,306
Constellation Brands, Inc.,
4.80%, 05/01/2030	14,000	14,259
4.90%, 05/01/2033	15,000	15,135
4.95%, 11/01/2035	49,000	48,666
		95,366
Distributors–0.14%
Genuine Parts Co.,
6.50%, 11/01/2028	90,000	95,391
4.95%, 08/15/2029	52,000	52,817
6.88%, 11/01/2033	112,000	125,108
		273,316
Diversified Banks–16.21%
Africa Finance Corp. (Supranational), 4.38%, 04/17/2026(b)	1,080,000	1,080,398
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
Australia and New Zealand Banking Group Ltd. (Australia),
6.74%, 12/08/2032(b)	$333,000	$370,596
5.20%, 09/30/2035(b)(c)	425,000	430,146
6.75%(b)(c)(e)	784,000	794,816
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 9.38%(c)(e)	14,000	15,640
Banco Santander S.A. (Spain),
5.55%, 03/14/2028(c)	200,000	203,539
5.08% (SOFR + 1.12%), 11/06/2030	400,000	402,110
5.13%, 11/06/2035	200,000	201,704
Bank of America Corp.,
4.88% (SOFR + 0.83%), 01/24/2029(d)	2,000	2,003
4.62%, 05/09/2029(c)	2,000	2,028
5.06% (SOFR + 1.01%), 01/24/2031(d)	53,000	53,020
5.16%, 01/24/2031(c)	27,000	28,014
5.43%, 08/15/2035(c)	107,000	110,318
5.51%, 01/24/2036(c)	150,000	158,372
7.75%, 05/14/2038	650,000	798,846
2.68%, 06/19/2041(c)	6,000	4,517
6.63%(c)(e)	146,000	151,564
Series DD, 6.30%(c)(e)	101,000	101,725
Series RR, 4.38%(c)(e)	152,000	150,029
Bank of Montreal (Canada),
7.70%, 05/26/2084(c)	456,000	485,447
7.30%, 11/26/2084(c)	250,000	266,840
Bank of New Zealand (New Zealand), 5.70%, 01/28/2035(b)(c)	256,000	265,183
Bank of Nova Scotia (The) (Canada),
8.63%, 10/27/2082(c)	429,000	455,852
8.00%, 01/27/2084(c)	235,000	251,853
6.88%, 10/27/2085(c)	339,000	342,211
Banque Federative du Credit Mutuel (France), 4.59%, 10/16/2028(b)	397,000	401,444
Barclays PLC (United Kingdom),
5.37%, 02/25/2031(c)	209,000	216,600
5.86%, 08/11/2046(c)	200,000	207,816
BNP Paribas S.A. (France),
4.79%, 05/09/2029(b)(c)	200,000	202,329
5.45% (SOFR + 1.43%), 05/09/2029(b)(d)	417,000	422,013
5.09%, 05/09/2031(b)(c)	400,000	409,490
BPCE S.A. (France),
6.29%, 01/14/2036(b)(c)	250,000	269,945
6.92%, 01/14/2046(b)(c)	271,000	293,604
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 02/01/2032(b)	96,000	97,345
CaixaBank S.A. (Spain), 4.89%, 07/03/2031(b)(c)	200,000	203,631
Principal Amount		Value
Diversified Banks–(continued)
Citigroup, Inc.,
5.17% (SOFR + 1.14%), 05/07/2028(d)	$8,000	$8,050
5.17%, 02/13/2030(c)	36,000	37,041
4.54%, 09/19/2030(c)	88,000	88,825
5.49% (SOFR + 1.46%), 05/07/2031(d)	7,000	7,106
2.57%, 06/03/2031(c)	7,000	6,496
4.50%, 09/11/2031(c)	157,000	158,151
6.17%, 05/25/2034(c)	140,000	149,629
5.83%, 02/13/2035(c)	118,000	123,449
5.17%, 09/11/2036(c)	339,000	346,085
5.41%, 09/19/2039(c)	161,000	162,651
5.61%, 03/04/2056(c)	325,000	330,843
Series AA, 7.63%(c)(e)	206,000	215,511
Series BB, 7.20%(c)(e)	143,000	148,088
Series DD, 7.00%(c)(e)	166,000	176,385
Series W, 4.00%(c)(e)	250,000	250,757
Comerica, Inc., 5.98%, 01/30/2030(c)	16,000	16,682
Corporacion Financiera de Desarrollo S.A. (Peru), 5.95%, 04/30/2029(b)	200,000	208,215
Credit Agricole S.A. (France),
5.22%, 05/27/2031(b)(c)	250,000	257,886
4.82%, 09/25/2033(b)(c)	325,000	325,830
Fifth Third Bancorp,
6.34%, 07/27/2029(c)	7,000	7,377
4.77%, 07/28/2030(c)	29,000	29,404
4.34%, 04/25/2033(c)	31,000	30,390
HSBC Holdings PLC (United Kingdom),
5.29%, 11/19/2030(c)	290,000	300,056
5.13%, 03/03/2031(c)	200,000	205,598
5.24%, 05/13/2031(c)	253,000	261,676
5.59% (SOFR + 1.57%), 05/13/2031(d)	458,000	466,936
4.62%, 11/06/2031(c)	215,000	216,446
7.40%, 11/13/2034(c)	305,000	349,116
5.79%, 05/13/2036(c)	282,000	299,592
5.74%, 09/10/2036(c)	200,000	206,641
5.13%, 11/06/2036(c)	200,000	201,878
6.88%(c)(e)	216,000	224,265
7.05%(c)(e)	249,000	258,527
ING Groep N.V. (Netherlands), 5.34%, 03/19/2030(c)	200,000	207,209
JPMorgan Chase & Co.,
5.57%, 04/22/2028(c)	2,000	2,040
4.32%, 04/26/2028(c)	4,000	4,016
4.92%, 01/24/2029(c)	2,000	2,039
5.30%, 07/24/2029(c)	2,000	2,063
5.01%, 01/23/2030(c)	29,000	29,782
5.58%, 04/22/2030(c)	33,000	34,544
5.00%, 07/22/2030(c)	65,000	66,900
4.60%, 10/22/2030(c)	3,000	3,050
5.14%, 01/24/2031(c)	55,000	57,072
5.10%, 04/22/2031(c)	90,000	93,367
4.26%, 10/22/2031(c)	203,000	203,282
4.59%, 04/26/2033(c)	37,000	37,388
5.72%, 09/14/2033(c)	129,000	137,752
5.34%, 01/23/2035(c)	34,000	35,580
5.50%, 01/24/2036(c)	84,000	88,770
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Banks–(continued)
5.57%, 04/22/2036(c)	$80,000	$85,013
5.58%, 07/23/2036(c)	84,000	87,928
4.81%, 10/22/2036(c)	279,000	280,656
5.53%, 11/29/2045(c)	157,000	162,642
Series W, 5.11% (3 mo. Term SOFR + 1.26%), 05/15/2047(d)	188,000	167,995
Series NN, 6.88%(c)(e)	98,000	103,473
Series OO, 6.50%(c)(e)	370,000	382,519
KeyBank N.A., 5.85%, 11/15/2027	7,000	7,217
KeyCorp, 2.55%, 10/01/2029	16,000	15,107
Lloyds Banking Group PLC (United Kingdom),
4.43%, 11/04/2031(c)	211,000	211,486
4.94%, 11/04/2036(c)	283,000	282,171
6.63%(c)(e)	200,000	198,873
Mitsubishi UFJ Financial Group, Inc. (Japan),
5.26%, 04/17/2030(c)	344,000	356,026
5.16%, 04/24/2031(c)	206,000	213,527
5.54% (SOFR + 1.48%), 04/24/2031(d)	200,000	203,762
5.41%, 04/19/2034(c)	205,000	215,968
5.43%, 04/17/2035(c)	364,000	381,125
5.57%, 01/16/2036(c)	287,000	303,239
5.62%, 04/24/2036(c)	231,000	244,333
5.19%, 09/12/2036(c)	227,000	233,086
6.35%(c)(e)	291,000	295,471
8.20%(c)(e)	222,000	244,629
Mizuho Financial Group, Inc. (Japan),
5.38%, 07/10/2030(c)	200,000	207,761
4.71%, 07/08/2031(c)	223,000	226,475
5.59%, 07/10/2035(c)	325,000	342,836
5.32%, 07/08/2036(c)	395,000	409,474
Morgan Stanley Private Bank N.A.,
4.47%, 07/06/2028(c)	250,000	251,586
4.73%, 07/18/2031(c)	250,000	254,362
National Australia Bank Ltd. (Australia), 5.90%, 01/14/2036(b)(c)	494,000	523,216
National Securities Clearing Corp., 5.10%, 11/21/2027(b)	8,000	8,184
Nordea Bank Abp (Finland),
4.25%, 08/28/2030(b)	401,000	403,833
6.30%(b)(c)(e)	200,000	203,904
6.75%(b)(c)(e)	212,000	216,958
PNC Financial Services Group, Inc. (The),
5.58%, 06/12/2029(c)	2,000	2,074
4.63%, 06/06/2033(c)	7,000	6,968
5.07%, 01/24/2034(c)	35,000	35,996
5.37%, 07/21/2036(c)	113,000	117,104
Royal Bank of Canada (Canada),
7.50%, 05/02/2084(c)	414,000	438,703
6.50%, 11/24/2085(c)	211,000	210,310
Santander UK Group Holdings PLC (United Kingdom), 5.14%, 09/22/2036(c)	210,000	210,035
Standard Chartered PLC (United Kingdom),
6.75%, 02/08/2028(b)(c)	109,000	112,159
5.01%, 10/15/2030(b)(c)	200,000	204,535
5.24%, 05/13/2031(b)(c)	200,000	206,842
5.71% (SOFR + 1.68%), 05/13/2031(b)(d)	200,000	205,002
5.40%, 08/12/2036(b)(c)	363,000	372,372
Principal Amount		Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd. (Japan),
5.20%, 03/07/2029(b)	$206,000	$212,876
4.35%, 09/11/2030(b)	200,000	201,623
5.35%, 03/07/2034(b)	200,000	210,117
Sumitomo Mitsui Trust Group, Inc. (Japan), 5.42%, 09/11/2036(b)(c)	207,000	210,049
Synovus Bank, 5.63%, 02/15/2028	896,000	914,758
Toronto-Dominion Bank (The) (Canada),
4.93%, 10/15/2035	138,000	139,436
8.13%, 10/31/2082(c)	349,000	367,952
U.S. Bancorp, 5.78%, 06/12/2029(c)	5,000	5,204
UBS AG (Switzerland), 4.53% (SOFR + 0.50%), 05/17/2027(d)	250,000	250,134
Wells Fargo & Co.,
5.71%, 04/22/2028(c)	4,000	4,086
5.42% (SOFR + 1.37%), 04/23/2029(d)	108,000	109,396
5.57%, 07/25/2029(c)	34,000	35,245
5.20%, 01/23/2030(c)	39,000	40,247
5.15%, 04/23/2031(c)	168,000	174,040
5.39%, 04/24/2034(c)	33,000	34,605
5.56%, 07/25/2034(c)	20,000	21,190
5.50%, 01/23/2035(c)	65,000	68,371
5.61%, 04/23/2036(c)	222,000	235,541
5.38%, 11/02/2043	384,000	378,737
6.85%(c)(e)	113,000	118,478
7.63%(c)(e)	94,000	100,214
Series BB, 3.90%(c)(e)	84,000	83,675
Westpac Banking Corp. (Australia),
5.41%, 08/10/2033(c)	10,000	10,398
5.62%, 11/20/2035(c)	79,000	82,238
		30,786,969
Diversified Capital Markets–1.10%
Credit Suisse Group AG (Switzerland),
4.50%(b)(c)(e)(f)(g)	268,000	76,313
5.25%(b)(c)(e)(f)(g)	248,000	70,618
Sixth Street Lending Partners, 6.13%, 07/15/2030(b)	2,000	2,056
UBS Group AG (Switzerland),
5.71%, 01/12/2027(b)(c)	256,000	256,358
4.75%, 05/12/2028(b)(c)	7,000	7,056
4.40%, 09/23/2031(b)(c)	200,000	199,974
4.84%, 11/06/2033(b)(c)	289,000	291,404
5.01%, 03/23/2037(b)(c)	200,000	200,115
5.53%, 05/06/2047(b)(c)	486,000	487,822
4.38%(b)(c)(e)	258,000	234,444
7.13%(b)(c)(e)	250,000	256,454
		2,082,614
Diversified Financial Services–2.64%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
6.95%, 03/10/2055(c)	150,000	157,402
6.50%, 01/31/2056(c)	280,000	288,047
Aircastle Ltd./Aircastle Ireland DAC, 5.00%, 09/15/2030(b)	150,000	151,833
Apollo Global Management, Inc.,
6.38%, 11/15/2033	82,000	90,687
5.15%, 08/12/2035	128,000	128,306
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Diversified Financial Services–(continued)
Avolon Holdings Funding Ltd. (Ireland),
4.95%, 01/15/2028(b)	$69,000	$69,843
6.38%, 05/04/2028(b)	59,000	61,534
5.75%, 03/01/2029(b)	4,000	4,147
5.75%, 11/15/2029(b)	4,000	4,160
5.15%, 01/15/2030(b)	5,000	5,092
4.95%, 10/15/2032(b)	395,000	391,940
BlackRock Funding, Inc., 4.90%, 01/08/2035	36,000	37,048
Blackstone Reg Finance Co. L.L.C.,
4.30%, 11/03/2030	69,000	69,069
4.95%, 02/15/2036	73,000	72,788
Corebridge Financial, Inc.,
6.05%, 09/15/2033	92,000	98,003
5.75%, 01/15/2034	100,000	104,412
Eagle Funding LuxCo S.a.r.l. (Mexico), 5.50%, 08/17/2030(b)	1,277,000	1,297,994
Freedom Mortgage Holdings LLC, 8.38%, 04/01/2032(b)	46,000	48,362
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	178,000	185,143
Global Aircraft Leasing Co. Ltd. (Cayman Islands), 8.75%, 09/01/2027(b)	135,000	139,790
Horizon Mutual Holdings, Inc., 6.20%, 11/15/2034(b)	112,000	111,513
Jackson Financial, Inc., 5.67%, 06/08/2032	7,000	7,273
Jane Street Group/JSG Finance, Inc.,
7.13%, 04/30/2031(b)	3,000	3,163
6.13%, 11/01/2032(b)	96,000	97,742
6.75%, 05/01/2033(b)	314,000	328,665
LPL Holdings, Inc.,
5.70%, 05/20/2027	41,000	41,784
5.20%, 03/15/2030	121,000	124,026
5.15%, 06/15/2030	73,000	74,661
5.65%, 03/15/2035	212,000	217,480
5.75%, 06/15/2035	92,000	95,149
Macquarie Airfinance Holdings Ltd. (United Kingdom),
6.40%, 03/26/2029(b)	2,000	2,104
5.15%, 03/17/2030(b)	2,000	2,030
6.50%, 03/26/2031(b)	2,000	2,146
Provident Funding Associates L.P./PFG Finance Corp., 9.75%, 09/15/2029(b)	133,000	140,187
Voya Global Funding, 4.60%, 11/24/2030(b)	146,000	147,244
Wynnton Funding Trust II, 5.99%, 08/15/2055(b)	212,000	215,573
		5,016,340
Diversified Metals & Mining–0.60%
BHP Billiton Finance (USA) Ltd. (Australia),
5.25%, 09/08/2030	37,000	38,669
5.25%, 09/08/2033	155,000	161,841
5.75%, 09/05/2055	72,000	75,126
Principal Amount		Value
Diversified Metals & Mining–(continued)
Glencore Funding LLC (Australia),
4.91%, 04/01/2028(b)	$33,000	$33,613
5.37%, 04/04/2029(b)	28,000	28,953
5.19%, 04/01/2030(b)	52,000	53,620
5.63%, 04/04/2034(b)	102,000	107,068
5.67%, 04/01/2035(b)	113,000	118,899
5.89%, 04/04/2054(b)	36,000	36,378
6.14%, 04/01/2055(b)	45,000	47,314
Rio Tinto Finance (USA) PLC (Australia),
4.88%, 03/14/2030	69,000	71,052
5.00%, 03/14/2032	53,000	54,810
5.75%, 03/14/2055	49,000	50,780
5.88%, 03/14/2065	50,000	52,297
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. (South Africa), 5.85%, 05/13/2032(b)	201,000	210,728
		1,141,148
Diversified REITs–0.09%
CubeSmart L.P., 2.50%, 02/15/2032	6,000	5,324
ERP Operating L.P., 4.95%, 06/15/2032	50,000	51,361
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032(b)	101,000	97,357
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.63%, 06/15/2032(b)	16,000	15,357
		169,399
Diversified Support Services–0.34%
Amazon Conservation DAC (Ecuador), 6.03%, 01/16/2042(b)	305,000	318,893
Element Fleet Management Corp. (Canada),
6.32%, 12/04/2028(b)	33,000	34,835
5.04%, 03/25/2030(b)	102,000	104,565
RB Global Holdings, Inc. (Canada),
6.75%, 03/15/2028(b)	132,000	135,308
7.75%, 03/15/2031(b)	49,000	51,418
		645,019
Drug Retail–1.04%
CK Hutchison International (23) Ltd. (United Kingdom),
4.75%, 04/21/2028(b)	331,000	336,276
4.88%, 04/21/2033(b)	302,000	308,552
CVS Pass-Through Trust,
6.04%, 12/10/2028	295,395	299,713
5.77%, 01/10/2033(b)	702,707	721,461
Teva Pharmaceutical Finance Netherlands IV B.V. (Israel), 5.75%, 12/01/2030	300,000	311,596
		1,977,598
Electric Utilities–5.80%
AEP Texas, Inc.,
5.70%, 05/15/2034	33,000	34,620
5.85%, 10/15/2055	75,000	74,909
AEP Transmission Co. LLC, 5.38%, 06/15/2035	18,000	18,759
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Alabama Power Co.,
Series C, 4.30%, 03/15/2031	$127,000	$127,398
5.85%, 11/15/2033	19,000	20,575
5.10%, 04/02/2035	21,000	21,582
American Electric Power Co., Inc.,
5.20%, 01/15/2029	31,000	32,034
Series C, 5.80%, 03/15/2056(c)	207,000	205,706
Series D, 6.05%, 03/15/2056(c)	33,000	33,042
Arizona Public Service Co., 5.90%, 08/15/2055	140,000	144,146
Baltimore Gas and Electric Co., 5.45%, 06/01/2035	57,000	59,643
Brookfield Infrastructure Finance ULC (Canada), 6.75%, 03/15/2055(c)	139,000	141,071
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC (United Kingdom), 6.38%, 02/15/2032(b)	85,000	85,065
Capital Power (US Holdings), Inc. (Canada),
5.26%, 06/01/2028(b)	32,000	32,634
6.19%, 06/01/2035(b)	159,000	167,067
CenterPoint Energy Houston Electric LLC,
4.80%, 03/15/2030	62,000	63,666
5.05%, 03/01/2035	37,000	37,789
Series AJ, 4.85%, 10/01/2052	474,000	438,328
Chile Electricity Lux MPC II S.a.r.l. (Chile), 5.58%, 10/20/2035(b)	108,503	111,921
Commonwealth Edison Co., 5.95%, 06/01/2055	332,000	352,935
Consolidated Edison Co. of New York, Inc.,
5.50%, 03/15/2034	3,000	3,171
6.15%, 11/15/2052	24,000	25,787
5.90%, 11/15/2053	72,000	75,292
5.75%, 11/15/2055	119,000	121,814
Constellation Energy Generation LLC,
6.13%, 01/15/2034	28,000	30,503
6.50%, 10/01/2053	33,000	36,485
5.75%, 03/15/2054	79,000	79,414
Duke Energy Carolinas LLC,
5.25%, 03/15/2035	135,000	140,588
5.35%, 01/15/2053	99,000	96,983
Duke Energy Corp.,
4.85%, 01/05/2029	31,000	31,682
4.95%, 09/15/2035	128,000	127,989
5.00%, 08/15/2052	93,000	84,006
Duke Energy Florida LLC,
4.20%, 12/01/2030	75,000	75,173
4.85%, 12/01/2035	120,000	120,684
Duke Energy Indiana LLC,
5.40%, 04/01/2053	68,000	66,389
5.90%, 05/15/2055	34,000	35,705
Electricite de France S.A. (France), 6.38%, 01/13/2055(b)	202,000	213,556
Entergy Corp.,
7.13%, 12/01/2054(c)	141,000	148,436
5.88%, 06/15/2056(c)	334,000	333,773
6.10%, 06/15/2056(c)	129,000	129,864
Entergy Louisiana LLC,
5.15%, 09/15/2034	65,000	66,990
5.80%, 03/15/2055	84,000	86,490
Entergy Texas, Inc., 5.25%, 04/15/2035	94,000	97,271
Principal Amount		Value
Electric Utilities–(continued)
Evergy Metro, Inc.,
4.95%, 04/15/2033	$31,000	$31,866
5.13%, 08/15/2035	119,000	121,116
Evergy Missouri West, Inc., 5.25%, 12/15/2035(b)	112,000	113,784
Exelon Corp.,
5.13%, 03/15/2031	121,000	125,320
5.60%, 03/15/2053	103,000	101,747
5.88%, 03/15/2055	165,000	169,220
FirstEnergy Pennsylvania Electric Co., 5.20%, 04/01/2028(b)	9,000	9,204
FirstEnergy Transmission LLC,
4.55%, 01/15/2030	30,000	30,394
5.00%, 01/15/2035	37,000	37,355
Florida Power & Light Co., 5.80%, 03/15/2065	47,000	49,420
Georgia Power Co., 4.95%, 05/17/2033	43,000	44,086
Hawaiian Electric Co., Inc., 6.00%, 10/01/2033(b)	147,000	148,935
Louisville Gas and Electric Co., 5.85%, 08/15/2055	35,000	36,017
MidAmerican Energy Co.,
5.35%, 01/15/2034	19,000	20,030
5.85%, 09/15/2054	43,000	45,087
5.30%, 02/01/2055	376,000	363,926
National Rural Utilities Cooperative Finance Corp.,
4.85%, 02/07/2029	3,000	3,076
5.00%, 02/07/2031	43,000	44,528
5.80%, 01/15/2033	34,000	36,602
5.00%, 08/15/2034	108,000	110,940
7.13%, 09/15/2053(c)	215,000	226,657
New England Power Co., 5.85%, 09/08/2055(b)	57,000	57,997
NextEra Energy Capital Holdings, Inc.,
5.00%, 07/15/2032	16,000	16,462
5.45%, 03/15/2035	164,000	170,621
Niagara Mohawk Power Corp.,
4.65%, 10/03/2030(b)	118,000	118,953
6.00%, 07/03/2055(b)	142,000	146,775
Northern States Power Co., 5.65%, 05/15/2055	361,000	370,701
NRG Energy, Inc.,
4.73%, 10/15/2030(b)	171,000	170,792
5.75%, 01/15/2034(b)	35,000	35,304
5.41%, 10/15/2035(b)	108,000	108,206
6.00%, 01/15/2036(b)	188,000	191,049
Oglethorpe Power Corp., 5.90%, 02/01/2055	33,000	33,347
Ohio Power Co., 5.65%, 06/01/2034	66,000	69,345
Oklahoma Gas and Electric Co., 5.60%, 04/01/2053	249,000	249,384
Oncor Electric Delivery Co. LLC,
5.65%, 11/15/2033	55,000	58,894
5.80%, 04/01/2055(b)	136,000	139,928
PacifiCorp,
5.10%, 02/15/2029	33,000	33,644
5.30%, 02/15/2031	34,000	35,131
5.45%, 02/15/2034	87,000	88,936
5.80%, 01/15/2055	70,000	66,649
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Electric Utilities–(continued)
Pinnacle West Capital Corp.,
4.90%, 05/15/2028	$14,000	$14,244
5.15%, 05/15/2030	29,000	30,021
PPL Capital Funding, Inc.,
Conv., 3.00%, 12/01/2030(b)	163,000	166,152
5.25%, 09/01/2034	29,000	29,901
PPL Electric Utilities Corp., 5.55%, 08/15/2055	50,000	50,663
PSEG Power LLC, 5.20%, 05/15/2030(b)	2,000	2,054
Public Service Co. of Colorado, 5.25%, 04/01/2053	46,000	43,652
RWE Finance US LLC (Germany),
5.13%, 09/18/2035(b)	150,000	149,279
5.88%, 09/18/2055(b)	150,000	148,049
San Diego Gas & Electric Co.,
5.35%, 04/01/2053	132,000	127,091
5.55%, 04/15/2054	101,000	100,102
Sierra Pacific Power Co., 5.90%, 03/15/2054	2,000	2,025
Southern Co. (The),
5.70%, 10/15/2032	32,000	34,174
4.85%, 03/15/2035	73,000	72,758
Series B, 4.00%, 01/15/2051(c)	101,000	101,131
Southwestern Electric Power Co., 5.30%, 04/01/2033	33,000	34,047
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/2031(b)	18,000	18,565
Union Electric Co.,
5.20%, 04/01/2034	106,000	109,920
5.25%, 04/15/2035	93,000	96,755
5.13%, 03/15/2055	53,000	49,913
Virginia Electric and Power Co.,
5.00%, 04/01/2033	36,000	36,989
Series C, 4.90%, 09/15/2035	181,000	181,493
Series D, 5.60%, 09/15/2055	168,000	167,373
Vistra Operations Co. LLC,
5.63%, 02/15/2027(b)	134,000	134,246
5.00%, 07/31/2027(b)	40,000	40,153
4.38%, 05/01/2029(b)	8,000	7,903
4.60%, 10/15/2030(b)	120,000	119,819
7.75%, 10/15/2031(b)	30,000	31,884
6.88%, 04/15/2032(b)	5,000	5,262
6.95%, 10/15/2033(b)	90,000	100,504
6.00%, 04/15/2034(b)	44,000	46,548
5.70%, 12/30/2034(b)	62,000	64,105
5.25%, 10/15/2035(b)	139,000	138,757
Wisconsin Electric Power Co., 4.15%, 10/15/2030	86,000	86,072
Xcel Energy, Inc., 4.75%, 03/21/2028	18,000	18,261
		11,022,228
Electrical Components & Equipment–0.34%
EnerSys,
4.38%, 12/15/2027(b)	97,000	96,558
6.63%, 01/15/2032(b)	43,000	44,740
Molex Electronic Technologies LLC,
4.75%, 04/30/2028(b)	38,000	38,459
5.25%, 04/30/2032(b)	59,000	60,799
Principal Amount		Value
Electrical Components & Equipment–(continued)
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/2028(b)	$143,000	$147,644
Regal Rexnord Corp.,
6.05%, 04/15/2028	31,000	32,092
6.30%, 02/15/2030	7,000	7,439
6.40%, 04/15/2033	195,000	210,415
		638,146
Electronic Components–0.44%
Amphenol Corp.,
4.13%, 11/15/2030	110,000	109,805
4.40%, 02/15/2033	194,000	193,225
5.00%, 01/15/2035	66,000	67,876
5.38%, 11/15/2054	37,000	36,699
5.30%, 11/15/2055	159,000	155,003
Corning, Inc., 5.45%, 11/15/2079	193,000	178,906
Sensata Technologies, Inc., 3.75%, 02/15/2031(b)	93,000	87,096
		828,610
Electronic Equipment & Instruments–0.04%
Keysight Technologies, Inc., 5.35%, 07/30/2030	72,000	75,119
Electronic Manufacturing Services–0.08%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	137,000	142,152
Jabil, Inc., 3.00%, 01/15/2031	8,000	7,438
		149,590
Environmental & Facilities Services–0.24%
GFL Environmental, Inc., 4.00%, 08/01/2028(b)	196,000	192,324
Republic Services, Inc.,
5.00%, 12/15/2033	64,000	66,584
5.00%, 04/01/2034	2,000	2,069
Rollins, Inc., 5.25%, 02/24/2035	34,000	34,875
Veralto Corp., 5.35%, 09/18/2028	46,000	47,511
Waste Management, Inc., 5.35%, 10/15/2054	107,000	106,320
		449,683
Fertilizers & Agricultural Chemicals–0.13%
FMC Corp., 3.45%, 10/01/2029	20,000	18,219
Mosaic Co. (The),
4.35%, 01/15/2029	129,000	129,421
4.60%, 11/15/2030	103,000	103,393
		251,033
Financial Exchanges & Data–0.32%
Intercontinental Exchange, Inc.,
3.95%, 12/01/2028	73,000	73,104
4.60%, 03/15/2033	35,000	35,340
4.95%, 06/15/2052	84,000	78,170
5.20%, 06/15/2062	108,000	102,111
Moody’s Corp., 5.25%, 07/15/2044	113,000	109,482
MSCI, Inc., 5.25%, 09/01/2035	111,000	112,291
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Financial Exchanges & Data–(continued)
Nasdaq, Inc.,
5.35%, 06/28/2028	$15,000	$15,478
5.55%, 02/15/2034	32,000	33,829
5.95%, 08/15/2053	15,000	15,691
6.10%, 06/28/2063	32,000	33,788
		609,284
Food Distributors–0.65%
Bunge Ltd. Finance Corp.,
4.55%, 08/04/2030	223,000	225,767
5.15%, 08/04/2035	130,000	133,236
JBS USA Holding Lux S.a.r.l./JBS USA Foods Group Holdings, Inc./JBS USA Food Co.,
5.50%, 01/15/2036(b)	364,000	372,819
6.25%, 03/01/2056(b)	315,000	319,589
6.38%, 04/15/2066(b)	146,000	148,930
Sysco Corp., 5.10%, 09/23/2030	35,000	36,167
		1,236,508
Food Retail–0.15%
Alimentation Couche-Tard, Inc. (Canada), 5.08%, 09/29/2035(b)	192,000	194,289
Kroger Co. (The), 5.65%, 09/15/2064	98,000	95,618
		289,907
Forest Products–0.08%
Georgia-Pacific LLC,
4.40%, 06/30/2028(b)	30,000	30,338
4.95%, 06/30/2032(b)	45,000	46,459
Suzano Netherlands B.V. (Brazil), 5.50%, 01/15/2036	83,000	82,533
		159,330
Gas Utilities–0.47%
Atmos Energy Corp.,
5.90%, 11/15/2033	34,000	37,109
5.20%, 08/15/2035	126,000	130,628
6.20%, 11/15/2053	31,000	34,149
5.45%, 01/15/2056	126,000	124,644
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/2033	60,000	62,927
Snam S.p.A. (Italy),
5.75%, 05/28/2035(b)	214,000	224,060
6.50%, 05/28/2055(b)	201,000	216,870
Southern Natural Gas Co. L.L.C., 5.45%, 08/01/2035(b)	38,000	38,984
Southwest Gas Corp., 5.45%, 03/23/2028	17,000	17,476
		886,847
Gold–0.21%
Fortitude Global Funding, 4.63%, 10/06/2028(b)	210,000	210,247
New Gold, Inc. (Canada), 6.88%, 04/01/2032(b)	184,000	195,865
		406,112
Health Care Distributors–0.29%
Cardinal Health, Inc.,
4.50%, 09/15/2030	32,000	32,341
5.45%, 02/15/2034	32,000	33,510
5.15%, 09/15/2035	33,000	33,730
Principal Amount		Value
Health Care Distributors–(continued)
McKesson Corp.,
4.65%, 05/30/2030	$113,000	$115,292
4.95%, 05/30/2032	107,000	110,565
5.25%, 05/30/2035	207,000	215,919
		541,357
Health Care Equipment–0.17%
GE HealthCare Technologies, Inc., 4.80%, 01/15/2031	52,000	53,069
Hologic, Inc., 3.25%, 02/15/2029(b)	101,000	99,899
Smith & Nephew PLC (United Kingdom), 5.40%, 03/20/2034	6,000	6,265
Stryker Corp.,
4.25%, 09/11/2029	14,000	14,120
4.85%, 02/10/2030	35,000	36,049
5.20%, 02/10/2035	110,000	114,156
		323,558
Health Care Facilities–0.41%
Adventist Health System, 5.76%, 12/01/2034	39,000	40,686
Ascension Health,
Series 2025, 4.29%, 11/15/2030	128,000	128,973
4.92%, 11/15/2035	97,000	98,574
Select Medical Corp., 6.25%, 12/01/2032(b)	18,000	17,892
Tenet Healthcare Corp.,
4.25%, 06/01/2029	67,000	65,730
6.75%, 05/15/2031	75,000	78,200
5.50%, 11/15/2032(b)	40,000	40,660
6.00%, 11/15/2033(b)	8,000	8,266
Universal Health Services, Inc.,
4.63%, 10/15/2029	35,000	35,237
5.05%, 10/15/2034	129,000	127,154
UPMC,
5.04%, 05/15/2033	99,000	101,853
5.38%, 05/15/2043	41,000	40,726
		783,951
Health Care REITs–0.17%
Alexandria Real Estate Equities, Inc.,
5.25%, 05/15/2036	2,000	1,993
5.63%, 05/15/2054	8,000	7,549
Diversified Healthcare Trust,
0.00%, 01/15/2026(b)(h)	49,000	48,805
7.25%, 10/15/2030(b)	50,000	50,888
Healthpeak OP LLC, 5.38%, 02/15/2035	37,000	38,079
MPT Operating Partnership L.P./MPT Finance Corp., 8.50%, 02/15/2032(b)	18,000	19,039
National Health Investors, Inc., 5.35%, 02/01/2033	36,000	35,876
Omega Healthcare Investors, Inc.,
5.20%, 07/01/2030	111,000	113,171
3.25%, 04/15/2033	8,000	7,145
		322,545
Health Care Services–1.40%
Cigna Group (The), 4.50%, 09/15/2030	92,000	92,732
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Health Care Services–(continued)
CommonSpirit Health,
5.32%, 12/01/2034	$147,000	$151,240
5.55%, 12/01/2054	58,000	56,471
Community Health Systems, Inc.,
5.25%, 05/15/2030(b)	63,000	59,569
4.75%, 02/15/2031(b)	44,000	39,402
CVS Health Corp.,
5.00%, 01/30/2029	38,000	38,886
5.25%, 01/30/2031	9,000	9,326
5.45%, 09/15/2035	131,000	135,269
6.75%, 12/10/2054(c)	102,000	105,784
7.00%, 03/10/2055(c)	568,000	597,797
6.20%, 09/15/2055	134,000	138,952
6.25%, 09/15/2065	214,000	219,349
DaVita, Inc.,
6.88%, 09/01/2032(b)	42,000	43,738
6.75%, 07/15/2033(b)	50,000	51,998
HCA, Inc.,
4.30%, 11/15/2030	36,000	35,906
5.45%, 09/15/2034	16,000	16,614
5.75%, 03/01/2035	106,000	111,971
5.90%, 06/01/2053	108,000	108,030
6.20%, 03/01/2055	44,000	45,895
Icon Investments Six DAC,
5.81%, 05/08/2027	200,000	204,038
5.85%, 05/08/2029	210,000	219,341
Piedmont Healthcare, Inc., 2.86%, 01/01/2052	76,000	49,227
Providence St. Joseph Health Obligated Group, Series 21-A, 2.70%, 10/01/2051	144,000	87,278
Quest Diagnostics, Inc., 6.40%, 11/30/2033	41,000	45,770
		2,664,583
Health Care Supplies–0.35%
180 Medical, Inc. (United Kingdom), 5.30%, 10/08/2035(b)	210,000	209,743
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	50,000	48,576
5.25%, 10/01/2029(b)	96,000	96,311
Solventum Corp.,
5.40%, 03/01/2029	25,000	25,860
5.60%, 03/23/2034	150,000	156,814
5.90%, 04/30/2054	133,000	136,609
		673,913
Highways & Railtracks–0.15%
Burlington Northern Santa Fe LLC, 5.80%, 03/15/2056	266,000	278,769
Home Improvement Retail–0.05%
Home Depot, Inc. (The), 4.65%, 09/15/2035	68,000	68,020
Lowe’s Cos., Inc.,
5.63%, 04/15/2053	8,000	7,921
5.80%, 09/15/2062	7,000	6,986
5.85%, 04/01/2063	7,000	7,046
		89,973
Principal Amount		Value
Homebuilding–0.09%
Toll Brothers Finance Corp., 5.60%, 06/15/2035	$169,000	$174,871
Homefurnishing Retail–0.03%
Wayfair LLC,
7.25%, 10/31/2029(b)	11,000	11,470
6.75%, 11/15/2032(b)	40,000	40,914
		52,384
Hotel & Resort REITs–0.20%
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.25%, 08/15/2032	109,000	111,770
5.75%, 07/15/2034	23,000	24,210
4.95%, 01/15/2035	55,000	54,679
RHP Hotel Properties L.P./RHP Finance Corp., 6.50%, 06/15/2033(b)	93,000	96,711
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	101,000	95,537
		382,907
Hotels, Resorts & Cruise Lines–0.21%
Carnival Corp.,
5.88%, 06/15/2031(b)	11,000	11,335
5.75%, 08/01/2032(b)	8,000	8,211
6.13%, 02/15/2033(b)	2,000	2,061
Expedia Group, Inc., 5.40%, 02/15/2035	88,000	90,932
Hilton Domestic Operating Co., Inc.,
5.88%, 04/01/2029(b)	1,000	1,025
6.13%, 04/01/2032(b)	3,000	3,113
5.88%, 03/15/2033(b)	181,000	186,773
Marriott International, Inc., 5.30%, 05/15/2034	35,000	36,324
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033(b)	2,000	1,903
Royal Caribbean Cruises Ltd.,
6.25%, 03/15/2032(b)	31,000	32,086
6.00%, 02/01/2033(b)	27,000	27,808
		401,571
Household Appliances–0.05%
Whirlpool Corp.,
4.75%, 02/26/2029	95,000	94,479
6.13%, 06/15/2030	2,000	2,021
6.50%, 06/15/2033	2,000	1,989
		98,489
Housewares & Specialties–0.08%
Newell Brands, Inc.,
6.38%, 09/15/2027	15,000	15,044
6.63%, 09/15/2029	46,000	45,358
6.38%, 05/15/2030	101,000	97,311
		157,713
Independent Power Producers & Energy Traders–0.48%
AES Corp. (The), 5.80%, 03/15/2032	177,000	181,965
Calpine Corp., 5.13%, 03/15/2028(b)	140,000	140,790
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple (Mexico), 7.25%, 01/31/2041(b)	212,959	222,951
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Independent Power Producers & Energy Traders–(continued)
Vistra Corp.,
7.00%(b)(c)(e)	$92,000	$93,396
8.00%(b)(c)(e)	44,000	45,138
Series C, 8.88%(b)(c)(e)	124,000	138,603
VoltaGrid LLC, 7.38%, 11/01/2030(b)	96,000	95,800
		918,643
Industrial Conglomerates–0.28%
Honeywell International, Inc.,
4.95%, 09/01/2031	77,000	80,286
5.00%, 02/15/2033	35,000	36,288
Siemens Funding B.V. (Germany),
4.60%, 05/28/2030(b)	200,000	204,132
5.20%, 05/28/2035(b)	210,000	219,100
		539,806
Industrial Machinery & Supplies & Components–0.35%
Enpro, Inc., 6.13%, 06/01/2033(b)	190,000	196,745
ESAB Corp., 6.25%, 04/15/2029(b)	136,000	140,276
Ingersoll Rand, Inc.,
5.20%, 06/15/2027	33,000	33,525
5.40%, 08/14/2028	9,000	9,317
Nordson Corp.,
5.60%, 09/15/2028	15,000	15,512
5.80%, 09/15/2033	35,000	37,499
nVent Finance S.a.r.l. (United Kingdom), 5.65%, 05/15/2033	6,000	6,297
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	97,000	95,655
Stanley Black & Decker, Inc., 2.75%, 11/15/2050	230,000	138,929
		673,755
Industrial REITs–0.00%
LXP Industrial Trust, 6.75%, 11/15/2028	5,000	5,319
Insurance Brokers–0.34%
Alliant Holdings Intermediate LLC/ Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	137,000	142,470
Arthur J. Gallagher & Co.,
4.85%, 12/15/2029	15,000	15,339
5.00%, 02/15/2032	16,000	16,397
5.15%, 02/15/2035	36,000	36,574
5.55%, 02/15/2055	74,000	72,112
HUB International Ltd., 7.25%, 06/15/2030(b)	133,000	139,471
Marsh & McLennan Cos., Inc.,
5.40%, 09/15/2033	81,000	85,397
6.25%, 11/01/2052	28,000	30,782
5.45%, 03/15/2053	29,000	28,518
5.70%, 09/15/2053	85,000	87,122
		654,182
Integrated Oil & Gas–1.83%
Ecopetrol S.A. (Colombia),
8.88%, 01/13/2033	417,000	446,448
8.38%, 01/19/2036	84,000	86,285
Eni S.p.A. (Italy), 5.50%, 05/15/2034(b)	217,000	224,993
Principal Amount		Value
Integrated Oil & Gas–(continued)
Occidental Petroleum Corp.,
5.20%, 08/01/2029	$16,000	$16,409
6.20%, 03/15/2040	183,000	187,285
4.63%, 06/15/2045	72,000	58,015
4.40%, 04/15/2046	45,000	35,862
4.10%, 02/15/2047	100,000	73,057
Petroleos Mexicanos (Mexico),
8.75%, 06/02/2029	186,000	198,419
6.63%, 06/15/2035	370,000	349,798
SA Global Sukuk Ltd. (Saudi Arabia),
4.13%, 09/17/2030(b)	460,000	453,736
4.63%, 09/17/2035(b)	436,000	426,094
Saudi Arabian Oil Co. (Saudi Arabia),
4.75%, 06/02/2030(b)	250,000	253,678
5.38%, 06/02/2035(b)	298,000	307,758
6.38%, 06/02/2055(b)	340,000	362,731
		3,480,568
Integrated Telecommunication Services–2.79%
APLD ComputeCo LLC, 9.25%, 12/15/2030(b)	85,000	82,131
AT&T, Inc.,
5.40%, 02/15/2034	75,000	78,358
3.55%, 09/15/2055	1,223,000	838,904
6.05%, 08/15/2056	217,000	223,980
Bell Canada (Canada),
6.88%, 09/15/2055(c)	68,000	70,651
7.00%, 09/15/2055(c)	30,000	31,587
British Telecommunications PLC (United Kingdom), 4.25%, 11/23/2081(b)(c)	270,000	268,600
Cipher Compute LLC, 7.13%, 11/15/2030(b)	309,000	314,312
FiberCop S.p.A. (Italy), 6.00%, 09/30/2034(b)	200,000	188,691
Iliad Holding S.A.S. (France), 7.00%, 10/15/2028(b)	200,000	203,050
Level 3 Financing, Inc.,
6.88%, 06/30/2033(b)	105,000	107,032
7.00%, 03/31/2034(b)	97,500	99,955
NTT Finance Corp. (Japan), 5.50%, 07/16/2035(b)	212,000	221,611
Telecom Italia Capital S.A. (Italy), 6.38%, 11/15/2033	91,000	95,896
Telefonica Emisiones S.A. (Spain), 7.05%, 06/20/2036	288,000	324,753
Verizon Communications, Inc.,
4.50%, 08/10/2033	900,000	892,770
5.25%, 04/02/2035	206,000	211,303
5.00%, 01/15/2036	181,000	181,315
3.40%, 03/22/2041	15,000	11,884
5.75%, 11/30/2045	300,000	302,774
5.88%, 11/30/2055	85,543	86,405
3.70%, 03/22/2061	40,000	27,838
6.00%, 11/30/2065	118,000	119,438
Windstream Services LLC, 7.50%, 10/15/2033(b)	84,000	85,565
WULF Compute LLC, 7.75%, 10/15/2030(b)	225,000	232,812
		5,301,615
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Interactive Media & Services–2.22%
Alphabet, Inc.,
4.38%, 11/15/2032	$38,000	$38,474
4.70%, 11/15/2035	176,000	178,910
5.35%, 11/15/2045	332,000	339,684
5.45%, 11/15/2055	212,000	215,668
5.30%, 05/15/2065	91,000	89,550
Baidu, Inc. (China), 1.72%, 04/09/2026	210,000	208,245
Flutter Treasury DAC (Ireland), 5.88%, 06/04/2031(b)	331,000	334,520
Match Group Holdings II LLC,
3.63%, 10/01/2031(b)	5,000	4,593
6.13%, 09/15/2033(b)	4,000	4,060
Meta Platforms, Inc.,
4.55%, 08/15/2031	22,000	22,499
4.75%, 08/15/2034	67,000	68,193
4.88%, 11/15/2035	474,000	479,321
4.45%, 08/15/2052	157,000	132,336
5.40%, 08/15/2054	100,000	97,059
5.63%, 11/15/2055	352,000	351,361
4.65%, 08/15/2062	127,000	106,698
5.75%, 05/15/2063	121,000	120,994
5.55%, 08/15/2064	167,000	161,677
5.75%, 11/15/2065	572,000	570,017
WarnerMedia Holdings, Inc.,
4.28%, 03/15/2032	78,000	71,370
5.05%, 03/15/2042	752,000	602,194
5.14%, 03/15/2052	30,000	22,515
		4,219,938
Internet Services & Infrastructure–0.73%
Beignet Investor LLC, 6.58%, 05/30/2049(b)	1,136,000	1,225,459
CoreWeave, Inc.,
9.25%, 06/01/2030(b)	107,000	98,821
9.00%, 02/01/2031(b)	43,000	38,964
Getty Images, Inc., 10.50%, 11/15/2030(b)	24,000	24,540
		1,387,784
Investment Banking & Brokerage–3.13%
Boost Newco Borrower LLC, 7.50%, 01/15/2031(b)	200,000	212,545
Brookfield Finance, Inc. (Canada), 5.33%, 01/15/2036	395,000	398,174
Charles Schwab Corp. (The),
4.34%, 11/14/2031(c)	86,000	86,242
4.91%, 11/14/2036(c)	380,000	380,837
Series K, 5.00%(c)(e)	73,000	72,879
Goldman Sachs Group, Inc. (The),
4.98% (SOFR + 0.81%), 03/09/2027(d)	8,000	8,012
5.34% (SOFR + 1.29%), 04/23/2028(d)	91,000	91,777
5.73%, 04/25/2030(c)	40,000	41,901
5.05%, 07/23/2030(c)	58,000	59,597
4.69%, 10/23/2030(c)	45,000	45,749
5.21%, 01/28/2031(c)	74,000	76,703
5.22%, 04/23/2031(c)	169,000	175,136
4.37%, 10/21/2031(c)	298,000	298,416
5.85%, 04/25/2035(c)	63,000	67,681
Principal Amount		Value
Investment Banking & Brokerage–(continued)
5.33%, 07/23/2035(c)	$69,000	$71,632
5.54%, 01/28/2036(c)	208,000	218,038
4.94%, 10/21/2036(c)	219,000	219,901
4.80%, 07/08/2044	9,000	8,463
5.73%, 01/28/2056(c)	252,000	262,013
Series T, 3.80%(c)(e)	13,000	12,904
Series W, 7.50%(c)(e)	303,000	322,175
Series X, 7.50%(c)(e)	254,000	268,362
Jefferies Financial Group, Inc., 4.15%, 01/23/2030	25,000	24,587
Morgan Stanley,
5.12%, 02/01/2029(c)	21,000	21,451
4.99%, 04/12/2029(c)	44,000	44,886
5.16%, 04/20/2029(c)	83,000	84,990
5.45%, 07/20/2029(c)	20,000	20,674
6.41%, 11/01/2029(c)	37,000	39,294
5.17%, 01/16/2030(c)	22,000	22,653
5.04%, 07/19/2030(c)	43,000	44,215
4.65%, 10/18/2030(c)	69,000	70,036
5.19%, 04/17/2031(c)	134,000	138,730
5.25%, 04/21/2034(c)	108,000	112,157
5.42%, 07/21/2034(c)	58,000	60,817
5.47%, 01/18/2035(c)	54,000	56,590
5.83%, 04/19/2035(c)	56,000	60,085
5.32%, 07/19/2035(c)	96,000	99,734
5.59%, 01/18/2036(c)	101,000	106,651
5.66%, 04/17/2036(c)	115,000	122,127
5.95%, 01/19/2038(c)	37,000	39,119
Series I, 4.36%, 10/22/2031(c)	311,000	311,403
4.89%, 10/22/2036(c)	334,000	335,213
Nomura Holdings, Inc. (Japan),
4.90%, 07/01/2030	244,000	248,651
5.49%, 06/29/2035	200,000	208,125
Raymond James Financial, Inc.,
4.90%, 09/11/2035	165,000	164,430
5.65%, 09/11/2055	109,000	108,032
		5,943,787
IT Consulting & Other Services–0.27%
International Business Machines Corp.,
4.80%, 02/10/2030	422,000	433,550
5.70%, 02/10/2055	71,000	71,818
		505,368
Leisure Facilities–0.05%
Vail Resorts, Inc., 5.63%, 07/15/2030(b)	95,000	96,453
Leisure Products–0.13%
Brunswick Corp., 5.85%, 03/18/2029	23,000	23,754
Polaris, Inc., 5.60%, 03/01/2031	224,000	226,964
		250,718
Life & Health Insurance–4.25%
200 Park Funding Trust, 5.74%, 02/15/2055(b)	220,000	221,901
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Life & Health Insurance–(continued)
AIA Group Ltd. (Hong Kong),
5.38%, 04/05/2034(b)	$200,000	$209,055
4.95%, 03/30/2035(b)	210,000	213,551
5.40%, 09/30/2054(b)	200,000	195,939
American National Global Funding, 5.55%, 01/28/2030(b)	32,000	33,057
American National Group, Inc.,
5.00%, 06/15/2027	31,000	31,221
6.00%, 07/15/2035	237,000	240,149
7.00%, 12/01/2055(c)	190,000	191,295
Athene Global Funding, 5.58%, 01/09/2029(b)	52,000	53,500
Athene Holding Ltd.,
6.15%, 04/03/2030	8,000	8,486
6.25%, 04/01/2054	72,000	70,988
6.63%, 05/19/2055	162,000	168,172
Belrose Funding Trust II, 6.79%, 05/15/2055(b)	332,000	346,711
Constellation Global Funding, 4.85%, 10/22/2030(b)	185,000	184,210
Corebridge Global Funding,
5.43% (SOFR + 1.30%), 09/25/2026(b)(d)	110,000	110,744
5.90%, 09/19/2028(b)	29,000	30,358
5.20%, 01/12/2029(b)	47,000	48,267
5.20%, 06/24/2029(b)	42,000	43,268
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), 6.20%(b)(c)(e)	211,000	220,993
Delaware Life Global Funding, Series 21-1, 2.66%, 06/29/2026(b)	1,080,000	1,066,676
GA Global Funding Trust,
5.50%, 01/08/2029(b)	152,000	156,788
4.50%, 09/18/2030(b)	410,000	405,177
High Street Funding Trust III, 5.81%, 02/15/2055(b)	108,000	107,886
Jackson National Life Global Funding, 4.70%, 06/05/2028(b)	150,000	151,540
Lincoln Financial Global Funding, 4.63%, 08/18/2030(b)	65,000	65,441
Lincoln National Corp., 5.35%, 11/15/2035	235,000	235,974
MAG Mutual Holding Co., 4.75%, 04/30/2041(b)(g)	1,039,000	964,192
MassMutual Global Funding II, 4.55%, 05/07/2030(b)	238,000	240,809
MetLife, Inc.,
5.00%, 07/15/2052	30,000	27,874
5.25%, 01/15/2054	166,000	160,572
Series G, 6.35%, 03/15/2055(c)	167,000	176,528
New York Life Global Funding, 4.55%, 01/28/2033(b)	98,000	98,199
Nippon Life Insurance Co. (Japan),
5.95%, 04/16/2054(b)(c)	281,000	293,589
6.50%, 04/30/2055(b)(c)	200,000	214,898
Pacific Life Global Funding II, 4.65% (SOFR + 0.62%), 06/04/2026(b)(d)	24,000	24,047
Pricoa Global Funding I, 4.65%, 08/27/2031(b)	150,000	152,084
Protective Life Corp.,
4.70%, 01/15/2031(b)	120,000	120,545
5.35%, 12/15/2035(b)	208,000	210,478
Principal Amount		Value
Life & Health Insurance–(continued)
Prudential Financial, Inc., 5.20%, 03/14/2035	$228,000	$235,177
Sammons Financial Group, Inc., 4.75%, 04/08/2032(b)	6,000	5,891
Wynnton Funding Trust, 5.25%, 08/15/2035(b)	325,000	329,474
		8,065,704
Managed Health Care–0.15%
UnitedHealth Group, Inc.,
4.25%, 01/15/2029	17,000	17,131
5.30%, 02/15/2030	73,000	76,329
5.35%, 02/15/2033	126,000	132,141
4.50%, 04/15/2033	15,000	14,976
5.63%, 07/15/2054	37,000	37,093
		277,670
Marine Transportation–0.15%
A.P. Moller - Maersk A/S, 5.88%, 09/14/2033(b)	57,000	61,012
Danaos Corp. (Greece), 6.88%, 10/15/2032(b)	67,000	68,251
NCL Corp. Ltd.,
5.88%, 01/15/2031(b)	2,000	1,975
6.75%, 02/01/2032(b)	3,000	3,047
6.25%, 09/15/2033(b)	2,000	1,977
Stena International S.A. (Sweden), 7.63%, 02/15/2031(b)	9,000	9,260
Viking Cruises Ltd., 5.88%, 10/15/2033(b)	130,000	132,189
		277,711
Metal, Glass & Plastic Containers–0.15%
Ball Corp., 5.50%, 09/15/2033	8,000	8,156
Crown Americas LLC, 5.88%, 06/01/2033(b)	4,000	4,099
Smurfit Kappa Treasury Unlimited Co. (Ireland),
5.20%, 01/15/2030	139,000	143,725
5.44%, 04/03/2034	128,000	133,121
		289,101
Movies & Entertainment–0.06%
Netflix, Inc., 5.40%, 08/15/2054	19,000	18,916
Starz Capital Holdings 1, Inc., 6.00%, 04/15/2030(b)	103,000	96,434
		115,350
Multi-Family Residential REITs–0.16%
AvalonBay Communities, Inc.,
5.00%, 02/15/2033	16,000	16,496
5.30%, 12/07/2033	84,000	88,116
Invitation Homes Operating Partnership L.P., 4.88%, 02/01/2035	80,000	79,667
Mid-America Apartments L.P., 5.30%, 02/15/2032	86,000	90,173
UDR, Inc., 5.13%, 09/01/2034	26,000	26,613
		301,065
Multi-line Insurance–0.08%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/2030(b)	136,000	141,330
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Multi-line Insurance–(continued)
Aon Corp./Aon Global Holdings PLC, 5.35%, 02/28/2033	$18,000	$18,826
		160,156
Multi-Utilities–1.07%
Ameren Illinois Co., 4.95%, 06/01/2033	38,000	39,161
Black Hills Corp., 6.15%, 05/15/2034	121,000	130,600
CenterPoint Energy, Inc.,
6.70%, 05/15/2055(c)	90,000	92,457
5.95%, 04/01/2056(c)	64,000	64,742
CMS Energy Corp., Conv., 3.13%, 05/01/2031(b)	205,000	207,921
Dominion Energy, Inc.,
5.38%, 11/15/2032	100,000	104,532
6.00%, 02/15/2056(c)	183,000	185,240
6.20%, 02/15/2056(c)	114,000	115,221
DTE Electric Co.,
5.20%, 03/01/2034	39,000	40,614
5.85%, 05/15/2055	33,000	34,733
DTE Energy Co.,
4.95%, 07/01/2027	18,000	18,223
5.85%, 06/01/2034	23,000	24,638
ENGIE S.A. (France),
5.25%, 04/10/2029(b)	205,000	212,117
5.63%, 04/10/2034(b)	200,000	211,456
5.88%, 04/10/2054(b)	205,000	211,071
NiSource, Inc.,
5.25%, 03/30/2028	8,000	8,209
5.35%, 04/01/2034	74,000	76,731
5.85%, 04/01/2055	67,000	68,111
Public Service Enterprise Group, Inc., 6.13%, 10/15/2033	5,000	5,428
Sempra,
6.88%, 10/01/2054(c)	107,000	109,785
6.38%, 04/01/2056(c)	43,000	43,830
WEC Energy Group, Inc., 4.75%, 01/15/2028	27,000	27,415
		2,032,235
Office REITs–0.26%
Boston Properties L.P., Conv., 2.00%, 10/01/2030(b)	164,000	162,956
COPT Defense Properties L.P., 4.50%, 10/15/2030	36,000	35,870
Cousins Properties L.P.,
5.38%, 02/15/2032	18,000	18,492
5.88%, 10/01/2034	63,000	65,849
Piedmont Operating Partnership L.P., 6.88%, 07/15/2029	42,000	44,653
Piedmont Operating Partnership, L.P., 5.63%, 01/15/2033	156,000	157,254
		485,074
Oil & Gas Drilling–0.10%
Summit Midstream Holdings LLC, 8.63%, 10/31/2029(b)	92,000	95,007
Transocean International Ltd., 7.88%, 10/15/2032(b)	98,000	102,224
		197,231
Principal Amount		Value
Oil & Gas Equipment & Services–0.06%
Northern Natural Gas Co., 5.63%, 02/01/2054(b)	$28,000	$27,624
Tidewater, Inc., 9.13%, 07/15/2030(b)	89,000	95,225
		122,849
Oil & Gas Exploration & Production–0.63%
Aethon United BR L.P./Aethon United Finance Corp., 7.50%, 10/01/2029(b)	92,000	96,201
Caturus Energy LLC, 8.50%, 02/15/2030(b)	90,000	92,932
Comstock Resources, Inc., 6.75%, 03/01/2029(b)	92,000	92,350
ConocoPhillips Co., 5.70%, 09/15/2063	35,000	34,859
Diamondback Energy, Inc.,
5.15%, 01/30/2030	32,000	32,945
5.90%, 04/18/2064	36,000	34,785
EOG Resources, Inc.,
4.40%, 07/15/2028	32,000	32,399
5.35%, 01/15/2036	94,000	97,546
5.95%, 07/15/2055	64,000	66,650
Expand Energy Corp., 5.38%, 03/15/2030	19,000	19,270
Hilcorp Energy I L.P./Hilcorp Finance Co.,
8.38%, 11/01/2033(b)	90,000	92,336
6.88%, 05/15/2034(b)	3,000	2,813
7.25%, 02/15/2035(b)	7,000	6,664
Uzbekneftegaz JSC (Uzbekistan), 4.75%, 11/16/2028(b)	278,000	263,873
Var Energi ASA (Norway), 5.88%, 05/22/2030(b)	200,000	208,649
Woodside Finance Ltd. (Australia), 5.70%, 05/19/2032	17,000	17,757
		1,192,029
Oil & Gas Refining & Marketing–0.40%
Empresa Nacional del Petroleo (Chile), 5.95%, 07/30/2034(b)	210,000	219,404
Raizen Fuels Finance S.A. (Brazil), 6.95%, 03/05/2054(b)	225,000	179,246
Sunoco L.P.,
5.63%, 03/15/2031(b)	15,000	15,095
6.25%, 07/01/2033(b)	72,000	74,003
5.88%, 03/15/2034(b)	122,000	122,869
7.88%(b)(c)(e)	149,000	151,718
		762,335
Oil & Gas Storage & Transportation–3.58%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 02/01/2032(b)	93,000	96,466
5.75%, 10/15/2033(b)	9,000	9,050
Columbia Pipelines Operating Co. LLC, 5.70%, 10/01/2054(b)	101,000	97,636
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	35,000	34,550
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	26,000	31,312
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Enbridge, Inc. (Canada),
5.70%, 03/08/2033	$72,000	$76,282
7.63%, 01/15/2083(c)	91,000	99,624
Series NC5, 8.25%, 01/15/2084(c)	91,000	97,316
Energy Transfer L.P.,
5.55%, 02/15/2028	8,000	8,235
6.40%, 12/01/2030	8,000	8,692
5.55%, 05/15/2034	60,000	62,029
5.00%, 05/15/2050	87,000	74,051
5.95%, 05/15/2054	102,000	98,460
8.00%, 05/15/2054(c)	148,000	157,934
6.05%, 09/01/2054	135,000	132,114
7.13%, 10/01/2054(c)	450,000	458,232
6.50%, 02/15/2056(c)	403,000	397,813
6.75%, 02/15/2056(c)	292,000	290,760
Enterprise Products Operating LLC,
4.60%, 01/15/2031	152,000	154,259
5.35%, 01/31/2033	7,000	7,377
5.20%, 01/15/2036	188,000	192,974
4.20%, 01/31/2050	91,000	74,773
Series D, 6.88%, 03/01/2033	27,000	30,859
7.10% (3 mo. Term SOFR + 3.25%), 08/16/2077(d)	94,000	93,971
Excelerate Energy L.P., 8.00%, 05/15/2030(b)	90,000	95,952
Florida Gas Transmission Co. LLC, 5.75%, 07/15/2035(b)	149,000	156,098
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.88%, 05/15/2032	74,000	76,394
8.00%, 05/15/2033	63,000	65,044
Global Partners L.P./GLP Finance Corp., 7.13%, 07/01/2033(b)	95,000	96,563
GreenSaif Pipelines Bidco S.a.r.l. (Saudi Arabia),
5.85%, 02/23/2036(b)	205,000	213,951
6.13%, 02/23/2038(b)	200,000	213,606
6.51%, 02/23/2042(b)	200,000	218,592
6.10%, 08/23/2042(b)	200,000	208,644
Gulfstream Natural Gas System L.L.C., 5.60%, 07/23/2035(b)	170,000	175,280
Kinder Morgan, Inc.,
5.15%, 06/01/2030	26,000	26,949
7.80%, 08/01/2031	36,000	41,932
5.20%, 06/01/2033	7,000	7,230
5.85%, 06/01/2035	34,000	36,088
Kodiak Gas Services LLC, 6.50%, 10/01/2033(b)	2,000	2,041
MPLX L.P.,
4.80%, 02/15/2029	31,000	31,520
4.80%, 02/15/2031	140,000	141,823
5.40%, 09/15/2035	235,000	237,904
4.70%, 04/15/2048	95,000	79,858
5.50%, 02/15/2049	133,000	123,551
4.95%, 03/14/2052	121,000	103,290
5.65%, 03/01/2053	14,000	13,149
6.20%, 09/15/2055	105,000	106,279
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, 02/15/2032(b)	5,000	5,188
Principal Amount		Value
Oil & Gas Storage & Transportation–(continued)
Northern Natural Gas Co., 3.40%, 10/16/2051(b)	$16,000	$10,896
Northriver Midstream Finance L.P. (Canada), 6.75%, 07/15/2032(b)	90,000	91,742
ONEOK Partners L.P., 6.85%, 10/15/2037	97,000	108,185
ONEOK, Inc., 6.63%, 09/01/2053	139,000	147,055
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	90,000	93,187
South Bow Canadian Infrastructure Holdings Ltd. (Canada),
7.50%, 03/01/2055(c)	59,000	62,784
7.63%, 03/01/2055(c)	107,000	111,410
South Bow USA Infrastructure Holdings LLC (Canada),
5.58%, 10/01/2034	32,000	32,406
6.18%, 10/01/2054	78,000	75,982
Southern Co. Gas Capital Corp.,
5.75%, 09/15/2033	25,000	26,681
Series B, 5.10%, 09/15/2035	78,000	79,062
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	92,000	95,554
Targa Resources Corp., 5.50%, 02/15/2035	2,000	2,051
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	2,000	2,111
9.88%, 02/01/2032(b)	137,000	142,721
9.00%(b)(c)(e)	52,000	44,303
Venture Global Plaquemines LNG LLC,
7.50%, 05/01/2033(b)	2,000	2,181
6.50%, 01/15/2034(b)	11,000	11,384
7.75%, 05/01/2035(b)	2,000	2,230
6.75%, 01/15/2036(b)	126,000	132,149
Western Midstream Operating L.P.,
6.15%, 04/01/2033	50,000	53,130
5.45%, 11/15/2034	30,000	30,265
Williams Cos., Inc. (The),
5.30%, 08/15/2028	60,000	61,839
4.80%, 11/15/2029	32,000	32,646
4.65%, 08/15/2032	10,000	10,067
5.65%, 03/15/2033	6,000	6,349
5.80%, 11/15/2054	36,000	36,320
6.00%, 03/15/2055	38,000	39,369
		6,805,754
Other Specialized REITs–0.15%
Iron Mountain, Inc.,
7.00%, 02/15/2029(b)	100,000	102,798
4.50%, 02/15/2031(b)	99,000	94,840
6.25%, 01/15/2033(b)	93,000	95,168
		292,806
Other Specialty Retail–0.06%
SGUS LLC, 11.00%, 12/15/2029(b)	23,360	19,047
Tractor Supply Co., 5.25%, 05/15/2033	21,000	21,887
VSP Optical Group, Inc., 5.45%, 12/01/2035(b)	63,000	63,995
		104,929
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Packaged Foods & Meats–0.81%
Campbell’s Co. (The),
5.20%, 03/21/2029	$2,000	$2,059
3.13%, 04/24/2050	213,000	143,370
5.25%, 10/13/2054	53,000	49,559
General Mills, Inc., 3.00%, 02/01/2051	208,000	138,118
Hormel Foods Corp., 3.05%, 06/03/2051	208,000	140,688
J.M. Smucker Co. (The), 6.20%, 11/15/2033	35,000	38,156
Lamb Weston Holdings, Inc., 4.38%, 01/31/2032(b)	102,000	97,728
Mars, Inc.,
4.80%, 03/01/2030(b)	52,000	53,288
5.00%, 03/01/2032(b)	44,000	45,496
5.20%, 03/01/2035(b)	188,000	194,578
5.65%, 05/01/2045(b)	37,000	37,882
5.70%, 05/01/2055(b)	446,000	454,950
5.80%, 05/01/2065(b)	106,000	108,932
McCormick & Co., Inc., 4.70%, 10/15/2034	42,000	41,733
		1,546,537
Paper Products–0.00%
Magnera Corp., 7.25%, 11/15/2031(b)	5,000	4,777
Passenger Airlines–0.89%
American Airlines Pass-Through Trust,
Series 2021-1, Class B, 3.95%, 07/11/2030	40,880	39,521
Series 2021-1, Class A, 2.88%, 07/11/2034	83,913	77,091
Series B, 5.65%, 11/11/2034	71,000	72,240
4.90%, 05/11/2038	183,000	183,663
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	285,000	288,571
AS Mileage Plan IP Ltd.,
5.02%, 10/20/2029(b)	32,000	32,117
5.31%, 10/20/2031(b)	36,000	36,125
British Airways Pass-Through Trust (United Kingdom), Series 2021-1, Class A, 2.90%, 03/15/2035(b)	59,497	55,039
CHC Group LLC, 11.75%, 09/01/2030(b)	46,000	44,141
Delta Air Lines, Inc.,
4.95%, 07/10/2028	169,000	171,621
5.25%, 07/10/2030	43,000	44,164
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/2028(b)	106,130	106,799
United Airlines Pass-Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/2027	36,386	37,212
Series 2018-1, Class AA, 3.50%, 03/01/2030	57,903	56,072
Series 2019-1, Class A, 4.55%, 08/25/2031	104,253	101,672
Series 2019-1, Class AA, 4.15%, 08/25/2031	142,754	141,201
Series 24-A, 5.88%, 02/15/2037	104,276	107,672
Series AA, 5.45%, 02/15/2037	100,414	104,419
		1,699,340
Principal Amount		Value
Passenger Ground Transportation–0.07%
Uber Technologies, Inc.,
4.80%, 09/15/2035	$49,000	$49,009
5.35%, 09/15/2054	78,000	75,556
		124,565
Personal Care Products–0.11%
Opal Bidco SAS (France), 6.50%, 03/31/2032 (Acquired 03/31/2025; Cost $200,000)(b)(i)	200,000	206,336
Pharmaceuticals–1.90%
1261229 BC Ltd., 10.00%, 04/15/2032(b)	65,000	67,255
Amneal Pharmaceuticals LLC, 6.88%, 08/01/2032(b)	105,000	111,040
AstraZeneca Finance LLC (United Kingdom), 4.90%, 02/26/2031	53,000	55,053
Bausch Health Cos., Inc., 11.00%, 09/30/2028(b)	27,000	28,247
Bristol-Myers Squibb Co., 5.90%, 11/15/2033	2,000	2,208
Eli Lilly and Co.,
5.00%, 02/09/2054	2,000	1,913
5.55%, 10/15/2055	42,000	43,389
5.10%, 02/09/2064	93,000	88,281
5.20%, 08/14/2064	35,000	33,923
5.65%, 10/15/2065	37,000	38,323
EMD Finance LLC (Germany),
4.13%, 08/15/2028(b)	151,000	151,260
4.38%, 10/15/2030(b)	313,000	314,592
4.63%, 10/15/2032(b)	150,000	151,327
5.00%, 10/15/2035(b)	150,000	151,603
Endo Finance Holdings, Inc., 8.50%, 04/15/2031(b)	86,000	89,571
Merck & Co., Inc., 5.15%, 05/17/2063	27,000	25,539
Novartis Capital Corp.,
4.20%, 09/18/2034	86,000	84,750
4.70%, 09/18/2054	71,000	64,928
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 05/19/2033	6,000	6,119
Pfizer, Inc.,
4.20%, 11/15/2030	197,000	197,986
4.50%, 11/15/2032	222,000	223,619
4.88%, 11/15/2035	203,000	205,506
5.60%, 11/15/2055	280,000	283,593
5.70%, 11/15/2065	304,000	306,010
Takeda U.S. Financing, Inc.,
5.20%, 07/07/2035	411,000	421,866
5.90%, 07/07/2055	226,000	235,077
Teva Pharmaceuticals Finance Netherlands B.V. (Israel), 6.00%, 12/01/2032	214,000	224,837
		3,607,815
Property & Casualty Insurance–0.34%
American International Group, Inc., 4.85%, 05/07/2030	32,000	32,796
CNA Financial Corp., 5.20%, 08/15/2035	256,000	258,774
Fairfax Financial Holdings Ltd. (Canada), 6.10%, 03/15/2055	154,000	156,402
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Property & Casualty Insurance–(continued)
Hanover Insurance Group, Inc. (The), 5.50%, 09/01/2035	$68,000	$69,412
Travelers Cos., Inc. (The),
5.05%, 07/24/2035	33,000	33,783
5.45%, 05/25/2053	33,000	33,166
5.70%, 07/24/2055	58,000	60,350
		644,683
Rail Transportation–0.26%
Burlington Northern Santa Fe LLC, 5.20%, 04/15/2054	126,000	121,556
Canadian Pacific Railway Co. (Canada), 5.20%, 03/30/2035	74,000	76,726
Norfolk Southern Corp.,
5.55%, 03/15/2034	3,000	3,189
5.95%, 03/15/2064	3,000	3,158
TTX Co., 5.05%, 11/15/2034(b)	277,000	285,837
Union Pacific Corp., 5.15%, 01/20/2063	8,000	7,551
		498,017
Real Estate Development–0.23%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/2031(b)	85,000	91,206
Essential Properties L.P., 5.40%, 12/01/2035	34,000	34,177
Greystar Real Estate Partners LLC, 7.75%, 09/01/2030(b)	84,000	89,228
Prologis Targeted U.S. Logistics Fund L.P.,
4.25%, 01/15/2031(b)	81,000	80,663
4.75%, 01/15/2036(b)	141,000	138,747
		434,021
Regional Banks–0.66%
Citizens Financial Group, Inc.,
3.25%, 04/30/2030	7,000	6,675
5.64%, 05/21/2037(c)	90,000	91,745
Regions Financial Corp., 5.72%, 06/06/2030(c)	37,000	38,559
Synovus Financial Corp., 6.17%, 11/01/2030(c)	23,000	23,879
Truist Financial Corp., 4.96%, 10/23/2036(c)	567,000	564,341
Zions Bancorp. N.A.,
4.70%, 08/18/2028(c)	259,000	258,820
6.82%, 11/19/2035(c)	253,000	269,909
		1,253,928
Reinsurance–0.53%
Fortitude Group Holdings LLC, 6.25%, 04/01/2030(b)	33,000	34,376
Global Atlantic (Fin) Co.,
4.40%, 10/15/2029(b)	133,000	130,894
3.13%, 06/15/2031(b)	6,000	5,403
6.75%, 03/15/2054(b)	160,000	164,098
7.95%, 10/15/2054(b)(c)	117,000	121,242
7.25%, 03/01/2056(b)(c)	198,000	197,597
RGA Global Funding, 5.00%, 08/25/2032(b)	352,000	354,610
		1,008,220
Principal Amount		Value
Renewable Electricity–0.13%
Idaho Power Co., 5.20%, 08/15/2034	$28,000	$29,063
Southern Power Co.,
Series A, 4.25%, 10/01/2030	98,000	97,881
Series B, 4.90%, 10/01/2035	117,000	116,344
		243,288
Research & Consulting Services–0.19%
CACI International, Inc., 6.38%, 06/15/2033(b)	2,000	2,087
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	155,000	146,623
Verisk Analytics, Inc.,
4.50%, 08/15/2030	37,000	37,317
5.13%, 02/15/2036	165,000	167,458
		353,485
Restaurants–0.37%
1011778 BC ULC/New Red Finance, Inc. (Canada),
5.63%, 09/15/2029(b)	2,000	2,041
4.00%, 10/15/2030(b)	152,000	144,982
McDonald’s Corp.,
4.40%, 02/12/2031	213,000	215,024
4.95%, 03/03/2035	94,000	96,119
5.00%, 02/13/2036	245,000	248,986
		707,152
Retail REITs–0.62%
Agree L.P., 5.63%, 06/15/2034	36,000	37,897
Brixmor Operating Partnership L.P.,
4.85%, 02/15/2033	52,000	52,191
5.75%, 02/15/2035	27,000	28,468
Kimco Realty OP LLC,
2.25%, 12/01/2031	7,000	6,223
4.85%, 03/01/2035	63,000	63,130
5.30%, 02/01/2036	245,000	252,860
Kite Realty Group L.P.,
4.95%, 12/15/2031	30,000	30,535
5.50%, 03/01/2034	17,000	17,696
Kite Realty Group Trust, 4.75%, 09/15/2030	23,000	23,271
NNN REIT, Inc.,
5.60%, 10/15/2033	31,000	32,675
5.50%, 06/15/2034	34,000	35,527
Realty Income Corp.,
4.85%, 03/15/2030	7,000	7,203
5.63%, 10/13/2032	35,000	37,373
4.50%, 02/01/2033	186,000	185,157
5.13%, 04/15/2035	33,000	33,790
5.38%, 09/01/2054	25,000	24,579
Regency Centers L.P.,
5.00%, 07/15/2032	51,000	52,550
5.25%, 01/15/2034	37,000	38,363
5.10%, 01/15/2035	30,000	30,662
Simon Property Group L.P., 4.75%, 09/26/2034	185,000	185,341
		1,175,491
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Security & Alarm Services–0.10%
Brink’s Co. (The),
6.50%, 06/15/2029(b)	$85,000	$87,905
6.75%, 06/15/2032(b)	100,000	104,372
		192,277
Self-Storage REITs–0.71%
Americold Realty Operating Partnership L.P.,
5.60%, 05/15/2032	71,000	72,251
5.41%, 09/12/2034	38,000	37,526
Extra Space Storage L.P.,
5.70%, 04/01/2028	14,000	14,481
2.55%, 06/01/2031	7,000	6,370
4.95%, 01/15/2033	76,000	76,957
5.40%, 02/01/2034	87,000	89,794
Goodman US Finance Six LLC (Australia), 5.13%, 10/07/2034(b)	20,000	20,380
Prologis L.P.,
4.75%, 01/15/2031	132,000	135,294
4.63%, 01/15/2033	110,000	111,617
4.75%, 06/15/2033	109,000	110,922
5.13%, 01/15/2034	42,000	43,413
5.00%, 03/15/2034	176,000	180,438
5.00%, 01/31/2035	106,000	108,038
5.25%, 05/15/2035	126,000	130,858
5.25%, 03/15/2054	134,000	129,703
Public Storage Operating Co., 5.35%, 08/01/2053	90,000	88,573
		1,356,615
Semiconductors–2.59%
AP Grange Holdings LLC, 6.50%, 03/20/2045(b)(g)	78,000	87,786
Broadcom, Inc.,
4.30%, 11/15/2032	71,000	70,645
5.20%, 07/15/2035	142,000	147,924
4.80%, 02/15/2036	217,000	217,595
4.90%, 02/15/2038	172,000	171,755
Foundry JV Holdco LLC,
5.90%, 01/25/2030(b)	205,000	215,680
5.50%, 01/25/2031(b)	412,000	428,728
6.15%, 01/25/2032(b)	200,000	213,887
5.90%, 01/25/2033(b)	213,000	225,150
5.88%, 01/25/2034(b)	651,000	675,523
6.25%, 01/25/2035(b)	537,000	575,566
6.20%, 01/25/2037(b)	401,000	428,018
6.40%, 01/25/2038(b)	217,000	234,912
6.30%, 01/25/2039(b)	200,000	215,042
Kioxia Holdings Corp. (Japan),
6.25%, 07/24/2030(b)	64,000	65,915
6.63%, 07/24/2033(b)	263,000	273,783
Micron Technology, Inc.,
5.30%, 01/15/2031	33,000	34,221
2.70%, 04/15/2032	6,000	5,382
5.65%, 11/01/2032	52,000	54,754
6.05%, 11/01/2035	191,000	205,076
SK hynix, Inc. (South Korea), 4.38%, 09/11/2030(b)	373,000	373,115
Skyworks Solutions, Inc., 3.00%, 06/01/2031	7,000	6,346
		4,926,803
Principal Amount		Value
Single-Family Residential REITs–0.05%
American Homes 4 Rent L.P., 5.50%, 07/15/2034	$91,000	$94,793
Invitation Homes Operating Partnership L.P., 2.30%, 11/15/2028	7,000	6,655
		101,448
Soft Drinks & Non-alcoholic Beverages–0.24%
Coca-Cola Co. (The), 5.40%, 05/13/2064	14,000	13,997
Coca-Cola FEMSA S.A.B. de C.V. (Mexico), 5.10%, 05/06/2035	299,000	303,351
Keurig Dr Pepper, Inc., 4.35%, 05/15/2028	31,000	31,104
PepsiCo, Inc., 4.30%, 07/23/2030	97,000	98,316
		446,768
Sovereign Debt–2.75%
Bahamas Government International Bond (Bahamas), 8.25%, 06/24/2036(b)	228,000	248,183
Barbados Government International Bond (Barbados), 8.00%, 06/26/2035(b)	102,000	107,272
Costa Rica Government International Bond (Costa Rica), 7.30%, 11/13/2054(b)	255,000	283,209
Egyptian Financial Co. for Sovereign Taskeek (The) (Egypt),
6.38%, 04/07/2029(b)	200,000	202,402
7.95%, 10/07/2032(b)	200,000	207,450
Guatemala Government Bond (Guatemala),
6.05%, 08/06/2031(b)	200,000	208,000
6.25%, 08/15/2036(b)	200,000	208,816
6.88%, 08/15/2055(b)	200,000	213,450
Kuwait International Government Bond (Kuwait),
4.14%, 10/09/2030(b)	200,000	200,284
4.65%, 10/09/2035(b)	200,000	200,699
Mexico Government International Bond (Mexico),
4.75%, 03/22/2031	339,000	336,166
5.38%, 03/22/2033	223,000	223,090
Series 10, 5.63%, 09/22/2035	461,000	456,860
Peruvian Government International Bond (Peru), 5.38%, 02/08/2035	84,000	86,394
Romanian Government International Bond (Romania),
6.63%, 02/17/2028(b)	190,000	197,936
5.88%, 01/30/2029(b)	124,000	127,856
5.75%, 09/16/2030(b)	322,000	330,679
7.13%, 01/17/2033(b)	150,000	162,705
5.75%, 03/24/2035(b)	178,000	175,073
6.63%, 05/16/2036(b)	340,000	351,505
Trinidad & Tobago Government International Bond (Trinidad), 6.40%, 06/26/2034(b)	255,000	258,244
Turkiye Government International Bond (Turkey), 6.95%, 09/16/2035	424,000	434,921
		5,221,194
Specialized Consumer Services–0.54%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	149,000	142,850
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Specialized Consumer Services–(continued)
Rentokil Terminix Funding LLC,
5.00%, 04/28/2030(b)	$457,000	$466,560
5.63%, 04/28/2035(b)	400,000	416,244
		1,025,654
Specialized Finance–0.18%
HA Sustainable Infrastructure Capital, Inc., 8.00%, 06/01/2056(c)	241,000	245,733
Jefferson Capital Holdings LLC,
9.50%, 02/15/2029(b)	2,000	2,119
8.25%, 05/15/2030(b)	4,000	4,188
TrueNoord Capital DAC (Ireland), 8.75%, 03/01/2030(b)	89,000	93,494
		345,534
Specialty Chemicals–0.61%
Celanese US Holdings LLC, 7.20%, 11/15/2033	89,000	93,015
OCP S.A. (Morocco),
6.10%, 04/30/2030(b)	202,000	210,846
6.70%, 03/01/2036(b)	202,000	215,814
Sherwin-Williams Co. (The),
4.30%, 08/15/2028	213,000	214,384
4.50%, 08/15/2030	90,000	90,944
5.15%, 08/15/2035	38,000	38,961
Sociedad Quimica y Minera de Chile S.A. (Chile), 6.50%, 11/07/2033(b)	265,000	283,884
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033(b)	2,000	2,012
		1,149,860
Steel–0.40%
ArcelorMittal S.A. (Luxembourg), 6.55%, 11/29/2027	60,000	62,502
Cleveland-Cliffs, Inc.,
6.88%, 11/01/2029(b)	32,000	32,951
7.00%, 03/15/2032(b)	67,000	68,762
7.38%, 05/01/2033(b)	2,000	2,065
7.63%, 01/15/2034(b)	11,000	11,423
Nucor Corp., 2.98%, 12/15/2055	208,000	131,690
POSCO Holdings, Inc. (South Korea),
5.13%, 05/07/2030(b)	212,000	217,601
5.75%, 05/07/2035(b)	217,000	229,668
		756,662
Systems Software–0.83%
Oracle Corp.,
4.45%, 09/26/2030	149,000	146,879
6.25%, 11/09/2032	171,000	181,523
4.90%, 02/06/2033	81,000	79,231
4.70%, 09/27/2034	139,000	131,745
5.20%, 09/26/2035	105,000	102,945
5.88%, 09/26/2045	169,000	159,452
6.90%, 11/09/2052	125,000	129,925
5.38%, 09/27/2054	192,000	164,141
6.00%, 08/03/2055	104,000	96,702
5.95%, 09/26/2055	113,000	105,970
5.50%, 09/27/2064	143,000	120,498
6.13%, 08/03/2065	174,000	162,462
		1,581,473
Principal Amount		Value
Technology Hardware, Storage & Peripherals–0.19%
Apple, Inc., 4.10%, 08/08/2062	$117,000	$94,795
Hewlett Packard Enterprise Co.,
5.00%, 10/15/2034	104,000	103,526
5.60%, 10/15/2054	181,000	169,554
		367,875
Tobacco–0.35%
B.A.T. Capital Corp. (United Kingdom),
4.63%, 03/22/2033	100,000	99,863
6.00%, 02/20/2034	46,000	49,531
7.08%, 08/02/2043	14,000	15,866
Philip Morris International, Inc.,
4.88%, 02/13/2029	3,000	3,071
4.63%, 11/01/2029	16,000	16,301
4.38%, 04/30/2030	53,000	53,383
4.00%, 10/29/2030	57,000	56,500
5.13%, 02/13/2031	18,000	18,716
4.75%, 11/01/2031	22,000	22,501
5.75%, 11/17/2032	29,000	31,167
5.63%, 09/07/2033	16,000	17,064
4.90%, 11/01/2034	102,000	103,482
4.88%, 04/30/2035	90,000	90,883
4.63%, 10/29/2035	97,000	95,532
		673,860
Trading Companies & Distributors–0.62%
Air Lease Corp., Series B, 4.65%(c)(e)	175,000	173,429
Aircastle Ltd., 5.25%(b)(c)(e)	189,000	188,283
Ferguson Enterprises, Inc.,
4.35%, 03/15/2031	133,000	132,956
5.00%, 10/03/2034	58,000	58,944
GATX Corp.,
5.50%, 06/15/2035	3,000	3,102
3.10%, 06/01/2051	213,000	138,891
6.05%, 06/05/2054	5,000	5,136
Mitsubishi Corp. (Japan),
5.00%, 07/02/2029(b)	200,000	206,209
5.13%, 07/17/2034(b)	252,000	261,462
		1,168,412
Transaction & Payment Processing Services–0.08%
Block, Inc.,
5.63%, 08/15/2030(b)	8,000	8,157
6.00%, 08/15/2033(b)	2,000	2,057
Fiserv, Inc.,
5.38%, 08/21/2028	3,000	3,077
4.55%, 02/15/2031	2,000	1,986
5.63%, 08/21/2033	7,000	7,240
5.45%, 03/15/2034	8,000	8,143
Mastercard, Inc., 4.85%, 03/09/2033	116,000	120,069
		150,729
Water Utilities–0.04%
American Water Capital Corp., 5.70%, 09/01/2055	78,000	79,508
Wireless Telecommunication Services–0.77%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 03/20/2028(b)	551,000	556,437
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Principal Amount		Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
4.95%, 11/15/2035	$183,000	$184,051
4.50%, 04/15/2050	81,000	68,240
5.65%, 01/15/2053	108,000	107,222
6.00%, 06/15/2054	4,000	4,160
5.88%, 11/15/2055	100,000	101,980
5.70%, 01/15/2056	217,000	216,310
Vodafone Group PLC (United Kingdom),
5.75%, 02/10/2063	31,000	29,887
4.13%, 06/04/2081(c)	199,000	187,305
		1,455,592
Total U.S. Dollar Denominated Bonds & Notes (Cost $164,861,181)		168,289,209
Shares
Preferred Stocks–3.18%
Aerospace & Defense–0.07%
Boeing Co. (The), 6.00%, Conv. Pfd.	2,000	126,440
Diversified Banks–1.28%
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	1,992	2,430,260
Diversified Financial Services–0.25%
Apollo Global Management, Inc., 7.63%, Pfd.(c)	17,750	469,665
Electric Utilities–0.03%
Southern Co. (The), 7.13%, Series A, Conv. Pfd.	1,000	51,080
Investment Banking & Brokerage–1.37%
Morgan Stanley, 7.13%, Series E, Pfd.	62,725	1,602,624
Morgan Stanley, 6.88%, Series F, Pfd.	40,000	1,011,600
		2,614,224
Regional Banks–0.18%
M&T Bank Corp., 7.50%, Series J, Pfd.	12,854	342,430
Total Preferred Stocks (Cost $6,032,089)		6,034,099
Principal Amount
Asset-Backed Securities–3.07%
Centersquare Issuer LLC, Series 2025-3A, Class A2, 5.00%, 08/25/2055(b)	$270,000	262,155
CLI Funding IX LLC, Series 2025-1A, Class A, 5.35%, 06/20/2050(b)	108,245	110,284
DB Master Finance LLC,
Series 2025-1A, Class A2I, 4.89%, 08/20/2055(b)	130,000	131,135
Series 2025-1A, Class A2II, 5.17%, 08/20/2055(b)	100,000	101,077
Domino’s Pizza Master Issuer LLC,
Series 2025-1A, Class A2I, 4.93%, 07/25/2055(b)	290,000	292,284
Series 2025-1A, Class A2II, 5.22%, 07/25/2055(b)	240,000	242,699
Hilton Grand Vacations Trust, Series 2025-1A, Class A, 4.88%, 05/27/2042(b)	80,532	81,939
Jersey Mike’s Funding, Series 2025- 1A, Class A2, 5.61%, 08/16/2055(b)	199,500	204,295
Principal Amount		Value
Jimmy John’s Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(b)	$360,880	$360,603
PMT Loan Trust, Series 2025-INV1, Class A7, 6.00%, 01/25/2060(b)(j)	125,765	128,130
Qdoba Funding LLC, Series 2023-1A, Class A2, 8.50%, 09/14/2053(b)	462,840	481,936
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(b)	301,305	297,597
Series 2021-1A, Class A2I, 2.19%, 08/20/2051(b)	201,250	187,714
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(b)	201,250	176,161
Subway Funding LLC,
Series 2024-1A, Class A23, 6.51%, 07/30/2054(b)	230,670	239,500
Series 2024-1A, Class A2I, 6.03%, 07/30/2054(b)	253,440	256,552
Series 2024-1A, Class A2I, 6.27%, 07/30/2054(b)	251,460	257,411
Series 2024-3A, Class A23, 5.91%, 07/30/2054(b)	247,500	247,608
Series 2024-3A, Class A2I, 5.25%, 07/30/2054(b)	232,650	232,223
Series 2024-3A, Class A2I, 5.57%, 07/30/2054(b)	237,600	236,835
Taco Bell Funding LLC,
Series 2025-1A, Class A2I, 4.82%, 08/25/2055(b)	180,000	180,723
Series 2025-1A, Class A2II, 5.05%, 08/25/2055(b)	110,000	110,617
Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.88%, 03/15/2048(b)	617,911	607,303
Zaxby’s Funding LLC, Series 2024-1A, Class A2I, 6.59%, 04/30/2054(b)	148,125	151,318
Zayo Issuer LLC, Series 2025-2A, Class A2, 5.95%, 06/20/2055(b)	258,000	265,009
Total Asset-Backed Securities (Cost $5,829,639)		5,843,108
U.S. Treasury Securities–2.35%
U.S. Treasury Bills–0.92%
3.58% - 4.11%, 05/14/2026(k)(l)	1,770,000	1,740,578
U.S. Treasury Bonds–0.45%
4.63%, 11/15/2045	80,200	80,150
4.75%, 08/15/2055	767,800	777,637
		857,787
U.S. Treasury Notes–0.98%
3.50%, 10/31/2027	122,800	122,776
3.50%, 11/15/2028	166,700	166,745
3.63%, 10/31/2030	422,100	422,529
3.75%, 10/31/2032	113,100	112,853
4.00%, 11/15/2035	1,036,900	1,035,361
		1,860,264
Total U.S. Treasury Securities (Cost $4,450,316)		4,458,629
Variable Rate Senior Loan Interests–1.24%(m)(n)
Aerospace & Defense–0.05%
TransDigm, Inc., Term Loan M, 6.50% (1 mo. SOFR + 2.50%), 08/30/2032	88,667	88,952
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

	Principal Amount		Value
Automobile Manufacturers–0.01%
Panther BF Aggregator 2 L.P. (Power Solutions, Clarios POWSOL), Term Loan B, 6.67% (1 mo. Term SOFR + 2.75%), 01/15/2032		$25,000	$25,125
Health Care Facilities–0.03%
Select Medical Corp., Term Loan B, 5.92% (1 mo. Term SOFR + 2.00%), 11/30/2031		52,523	52,195
Passenger Airlines–0.11%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Term Loan B, 7.13% (3 mo. SOFR + 3.25%), 05/07/2032		212,034	213,042
Restaurants–0.68%
Raising Cane’s Restaurants LLC,
Term Loan B, 5.92% (1 mo. SOFR + 2.00%), 09/10/2031		350,460	351,117
Term Loan, —%, 10/25/2032(o)		940,000	941,372
			1,292,489
Wireless Telecommunication Services–0.36%
X Corp., Term Loan B, 9.50%, 10/27/2029		700,000	694,823
Total Variable Rate Senior Loan Interests (Cost $2,366,592)			2,366,626
Non-U.S. Dollar Denominated Bonds & Notes–0.20%(p)
Cable & Satellite–0.06%
Sunrise FinCo I B.V. (Netherlands), 4.63%, 05/15/2032 (Acquired 05/21/2025; Cost $113,190)(b)(i)	EUR	100,000	117,589
	Principal Amount		Value
Drug Retail–0.07%
Boots Group Finco L.P. (United Kingdom), 7.38%, 08/31/2032(b)	GBP	100,000	$136,283
Health Care Supplies–0.07%
Bausch + Lomb Netherlands B.V. and Bausch & Lomb, Inc., 5.87% (3 mo. EURIBOR + 3.88%), 01/15/2031(b)(d)	EUR	100,000	117,937
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $364,773)			371,809
	Shares
Money Market Funds–0.73%
Invesco Government & Agency Portfolio, Institutional Class, 3.91%(q)(r)		483,676	483,676
Invesco Treasury Portfolio, Institutional Class, 3.85%(q)(r)		898,254	898,254
Total Money Market Funds (Cost $1,381,930)			1,381,930

Options Purchased–0.05%
(Cost $118,732)(s)			93,167
TOTAL INVESTMENTS IN SECURITIES–99.40% (Cost $185,405,252)			188,838,577
OTHER ASSETS LESS LIABILITIES—0.60%			1,146,342
NET ASSETS–100.00%			$189,984,919
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
November 30, 2025 was $77,406,610, which represented 40.74% of the Fund’s Net Assets.

(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2025.
(e)	Perpetual bond with no specified maturity date.
(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30,
2025 was $146,931, which represented less than 1% of the Fund’s Net Assets.

(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Zero coupon bond issued at a discount.
(i)	Restricted security. The aggregate value of these securities at November 30, 2025 was $323,925, which represented less than 1% of the Fund’s Net Assets.
(j)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2025.

(k)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(l)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(m)
Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(n)
Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(o)	This variable rate interest will settle after November 30, 2025, at which time the interest rate will be determined.
(p)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(q)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2025.

	Value February 28, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$22,669,326	$(22,185,650)	$-	$-	$483,676	$26,486
Invesco Liquid Assets Portfolio, Institutional Class	-	-	-	-	-	-	881
Invesco Treasury Portfolio, Institutional Class	-	42,100,175	(41,201,921)	-	-	898,254	48,674
Total	$-	$64,769,501	$(63,387,571)	$-	$-	$1,381,930	$76,041

(r)	The rate shown is the 7-day SEC standardized yield as of November 30, 2025.
(s)	The table below details options purchased.

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
S&P 500® Mini Index	Call	02/20/2026	57	USD	695.00	USD	3,961,500	$93,167

(a) Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	142	March-2026	$29,658,031	$26,494	$26,494
U.S. Treasury 5 Year Notes	36	March-2026	3,951,563	2,675	2,675
U.S. Treasury Long Bonds	65	March-2026	7,633,438	73,633	73,633
U.S. Treasury Ultra Bonds	22	March-2026	2,660,625	20,866	20,866
Subtotal—Long Futures Contracts				123,668	123,668
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Open Futures Contracts—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	22	March-2026	$(2,493,563)	$(15,641)	$(15,641)
U.S. Treasury 10 Year Ultra Notes	75	March-2026	(8,715,234)	(77,923)	(77,923)
Subtotal—Short Futures Contracts				(93,564)	(93,564)
Total Futures Contracts				$30,104	$30,104

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
01/28/2026	Barclays Bank PLC	EUR	338,000	USD	394,343	$1,072
01/28/2026	State Street Bank & Trust Co.	GBP	25,000	USD	33,430	318
01/28/2026	State Street Bank & Trust Co.	USD	104,257	EUR	90,000	460
01/28/2026	Wells Fargo Bank, N.A.	USD	57,720	EUR	50,000	456
Total Forward Foreign Currency Contracts						$2,306

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$167,090,300	$1,198,909	$168,289,209
Preferred Stocks	6,034,099	—	—	6,034,099
Asset-Backed Securities	—	5,843,108	—	5,843,108
U.S. Treasury Securities	—	4,458,629	—	4,458,629
Variable Rate Senior Loan Interests	—	2,366,626	—	2,366,626
Non-U.S. Dollar Denominated Bonds & Notes	—	371,809	—	371,809
Money Market Funds	1,381,930	—	—	1,381,930
Options Purchased	93,167	—	—	93,167
Total Investments in Securities	7,509,196	180,130,472	1,198,909	188,838,577
Other Investments - Assets*
Futures Contracts	123,668	—	—	123,668
Forward Foreign Currency Contracts	—	2,306	—	2,306
	123,668	2,306	—	125,974
Other Investments - Liabilities*
Futures Contracts	(93,564)	—	—	(93,564)
Total Other Investments	30,104	2,306	—	32,410
Total Investments	$7,539,300	$180,132,778	$1,198,909	$188,870,987

*	Unrealized appreciation (depreciation).
Invesco Bond Fund